UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: December 31, 2025

New Covenant Growth Fund

New Covenant Funds

Ticker: NCGFX

This semi-annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$38	0.72%

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$556,267	1,503	$646	2%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	0.7%
Utilities	1.9%
Real Estate	2.2%
Materials	2.4%
Energy	2.7%
Consumer Staples	4.0%
Industrials	8.5%
Communication Services	9.4%
Health Care	10.6%
Consumer Discretionary	10.9%
Financials	13.9%
Information Technology	32.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.8%
Apple Inc	5.9%
Microsoft Corp	5.6%
Amazon.com Inc	3.3%
Alphabet Inc, Cl A	2.6%
Broadcom Inc	2.5%
Alphabet Inc, Cl C	2.1%
Meta Platforms Inc, Cl A	2.1%
Tesla Inc	2.0%
Eli Lilly & Co	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCGFX-SAR-2025

Semi-Annual Shareholder Report: December 31, 2025

New Covenant Income Fund

New Covenant Funds

Ticker: NCICX

This semi-annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$38	0.75%

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,772	828	$478	184%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.3%
Materials	0.3%
Energy	0.4%
Consumer Staples	0.6%
Real Estate	0.7%
Information Technology	1.1%
Industrials	1.1%
Communication Services	1.1%
Municipal Bonds	1.2%
Consumer Discretionary	1.5%
Health Care	1.8%
Utilities	2.6%
Cash Equivalent	5.0%
Financials	8.0%
Asset-Backed Securities	9.6%
U.S. Treasury Obligations	30.3%
Mortgage-Backed Securities	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	12/31/30	8.1%
U.S. Treasury Notes	3.375%	12/31/27	5.3%
U.S. Treasury Notes	3.625%	08/31/30	3.5%
U.S. Treasury Bills	3.635%	01/15/26	2.6%
FNMA	2.500%	01/15/56	1.9%
U.S. Treasury Notes	3.500%	12/15/28	1.7%
U.S. Treasury Notes	4.000%	05/31/30	1.6%
U.S. Treasury Notes	3.875%	12/31/32	1.4%
U.S. Treasury Notes	4.250%	11/15/34	1.2%
FNMA	2.000%	01/15/56	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCICX-SAR-2025

Semi-Annual Shareholder Report: December 31, 2025

New Covenant Balanced Growth Fund

New Covenant Funds

Ticker: NCBGX

This semi-annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Growth Fund	$7	0.13%

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,982	3	$-	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.5%
Affiliated Investment Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Growth FundFootnote Reference**	60.4%
New Covenant Income FundFootnote Reference**	38.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCBGX-SAR-2025

Semi-Annual Shareholder Report: December 31, 2025

New Covenant Balanced Income Fund

New Covenant Funds

Ticker: NCBIX

This semi-annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Income Fund	$8	0.15%

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$79,079	3	$-	4%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.8%
Affiliated Investment Funds	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Income FundFootnote Reference**	63.9%
New Covenant Growth FundFootnote Reference**	35.1%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCBIX-SAR-2025

(b)     Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

December 31, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

New Covenant Funds

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund

newcovenantfunds.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	35
Notes to Financial Statements	39
Other Information (Form N-CSRS Items 8-11) (Unaudited)	54

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%
Communication Services — 9.4%
Alphabet Inc, Cl A	46,967	$14,701
Alphabet Inc, Cl C	37,928	11,902
Angi Inc, Cl A *	197	3
AST SpaceMobile Inc, Cl A *	1,510	110
AT&T Inc	37,717	937
Atlanta Braves Holdings Inc, Cl C *	1,938	76
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	9
Cars.com Inc *	4,178	51
Charter Communications Inc, Cl A *	277	58
Cogent Communications Holdings Inc	148	3
Comcast Corp, Cl A	11,121	332
DoubleVerify Holdings Inc *	6,933	79
EchoStar Corp, Cl A *	1,124	122
Electronic Arts Inc	4,883	998
EverQuote Inc, Cl A *	1,468	40
EW Scripps Co/The, Cl A *	3,299	13
Fox Corp, Cl A	1,372	100
Fox Corp, Cl B	1,983	129
GCI LIBERTY INC, Cl A *	16	1
GCI LIBERTY INC, Cl C *	68	3
IAC Inc *	376	15
IMAX Corp *	2,244	83
Iridium Communications Inc	366	6
John Wiley & Sons Inc, Cl A	236	7
Liberty Broadband Corp, Cl A *	81	4
Liberty Broadband Corp, Cl C *	343	17
Live Nation Entertainment Inc *	745	106
Lumen Technologies Inc *	12,934	100
Madison Square Garden Entertainment Corp, Cl A *	697	38
Madison Square Garden Sports Corp *	39	10
Magnite Inc *	2,551	41
Match Group Inc	1,841	59
MediaAlpha Inc, Cl A *	8,359	108
Meta Platforms Inc, Cl A	17,512	11,559
Millicom International Cellular SA	2,334	129
Netflix Inc *	33,820	3,171
New York Times Co/The, Cl A	439	30
News Corp, Cl A	829	22
News Corp, Cl B	7,040	209
Nexstar Media Group Inc, Cl A	94	19
Omnicom Group Inc	15,796	1,276
Pinterest Inc, Cl A *	3,339	86
ROBLOX Corp, Cl A *	861	70
Shutterstock Inc	205	4
Sirius XM Holdings Inc	910	18
Sphere Entertainment Co *	697	66
Spotify Technology SA *	714	415
Take-Two Interactive Software Inc *	604	155
TechTarget Inc *	1,986	11
TEGNA Inc	3,052	59
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TKO Group Holdings Inc, Cl A	780	$163
T-Mobile US Inc	2,550	518
Trade Desk Inc/The, Cl A *	862	33
TripAdvisor Inc *	1,712	25
Uniti Group Inc *	752	5
Verizon Communications Inc	32,959	1,342
Walt Disney Co/The	21,958	2,498
Warner Bros Discovery Inc *	4,164	120
Yelp Inc, Cl A *	1,355	41
Ziff Davis Inc *	2,547	90
ZoomInfo Technologies Inc, Cl A *	2,021	21

		52,417
Consumer Discretionary — 10.9%
1-800-Flowers.com Inc, Cl A *	3,668	14
Abercrombie & Fitch Co, Cl A *	788	99
Academy Sports & Outdoors Inc	2,047	102
Acushnet Holdings Corp	987	79
Adient PLC *	732	14
ADT Inc	4,942	40
Adtalem Global Education Inc *	2,101	217
Advance Auto Parts Inc	317	12
Airbnb Inc, Cl A *	805	109
Amazon.com Inc *	80,654	18,617
American Eagle Outfitters Inc	3,416	90
APTIV PLC *	1,850	141
Aramark	260	10
Asbury Automotive Group Inc *	70	16
AutoNation Inc *	649	134
AutoZone Inc *	235	797
Bath & Body Works Inc	638	13
Best Buy Co Inc	1,309	88
Birkenstock Holding Plc *	1,800	74
Bloomin' Brands Inc	2,259	14
Booking Holdings Inc	418	2,239
Boot Barn Holdings Inc *	199	35
BorgWarner Inc	321	14
Bright Horizons Family Solutions Inc *	76	8
Brightstar Lottery PLC	6,681	103
Brinker International Inc *	810	116
Brunswick Corp/DE	839	62
Buckle Inc/The	1,885	101
Build-A-Bear Workshop Inc, Cl A	1,467	90
Burlington Stores Inc *	482	139
Capri Holdings Ltd *	1,319	32
CarMax Inc *	1,086	42
Carnival Corp *	10,223	312
Carter's Inc	471	15
Carvana Co, Cl A *	366	154
Cavco Industries Inc *	60	35
Chipotle Mexican Grill Inc, Cl A *	11,600	429
Choice Hotels International Inc	113	11
Columbia Sportswear Co	891	49
Coupang Inc, Cl A *	3,320	78

New Covenant Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Coursera Inc *	15,856	$117
Cracker Barrel Old Country Store Inc	323	8
Crocs Inc *	1,116	95
Dana Inc	2,660	63
Darden Restaurants Inc	705	130
Dave & Buster's Entertainment Inc *	1,283	21
Deckers Outdoor Corp *	2,634	273
Denny's Corp *	2,500	16
Designer Brands Inc, Cl A	3,316	25
Dick's Sporting Goods Inc	582	115
Dillard's Inc, Cl A	45	27
Domino's Pizza Inc	33	14
DoorDash Inc, Cl A *	853	193
Dorman Products Inc *	128	16
DR Horton Inc	589	85
eBay Inc	10,927	952
Etsy Inc *	1,162	64
Expedia Group Inc	389	110
Five Below Inc *	410	77
Floor & Decor Holdings Inc, Cl A *	232	14
Ford Motor Co	10,620	139
Fox Factory Holding Corp *	749	13
Frontdoor Inc *	251	15
GameStop Corp, Cl A *	2,040	41
Gap Inc/The	4,661	119
Garmin Ltd	418	85
Garrett Motion Inc	8,471	148
General Motors Co	1,886	153
Gentex Corp	440	10
Gentherm Inc *	184	7
Genuine Parts Co	67	8
Global Business Travel Group I *	11,930	91
Goodyear Tire & Rubber Co/The *	989	9
Graham Holdings Co, Cl B	78	86
Grand Canyon Education Inc *	121	20
Group 1 Automotive Inc	86	34
H&R Block Inc	2,109	92
Hasbro Inc	2,632	216
Helen of Troy Ltd *	57	1
Hilton Grand Vacations Inc *	3,016	135
Hilton Worldwide Holdings Inc	6,291	1,807
Home Depot Inc/The	8,249	2,839
Hyatt Hotels Corp, Cl A	135	22
Installed Building Products Inc	125	32
Jack in the Box Inc	658	12
Johnson Outdoors Inc, Cl A	659	28
KB Home	1,621	91
Kohl's Corp	1,859	38
Kontoor Brands Inc	1,282	78
Las Vegas Sands Corp	1,876	122
La-Z-Boy Inc, Cl Z	1,597	60
LCI Industries	483	59
Lear Corp	3,782	433
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Leggett & Platt Inc	222	$2
Lennar Corp, Cl B	122	12
LGI Homes Inc *	127	5
Liberty Live Holdings Inc, Cl C *	59	5
Lithia Motors Inc, Cl A	296	98
LKQ Corp	317	10
Lowe's Cos Inc	7,273	1,754
Lucid Group Inc, Cl A *	3,324	35
Lululemon Athletica Inc *	245	51
M/I Homes Inc *	198	25
Macy's Inc	4,042	89
Malibu Boats Inc, Cl A *	202	6
Marriott International Inc/MD, Cl A	3,599	1,117
Marriott Vacations Worldwide Corp	394	23
Mattel Inc *	711	14
McDonald's Corp	9,415	2,878
Meritage Homes Corp	1,588	105
Mohawk Industries Inc *	127	14
Monro Inc	626	13
Murphy USA Inc	263	106
National Vision Holdings Inc *	447	12
Newell Brands Inc	605	2
NIKE Inc, Cl B	3,900	248
Norwegian Cruise Line Holdings Ltd *	5,839	130
NVR Inc *	13	95
Ollie's Bargain Outlet Holdings Inc *	212	23
O'Reilly Automotive Inc *	2,157	197
Oxford Industries Inc	665	23
Papa John's International Inc	151	6
Peloton Interactive Inc, Cl A *	2,845	18
Penske Automotive Group Inc	624	99
Petco Health & Wellness Co Inc, Cl A *	27,348	77
Phinia Inc	64	4
Planet Fitness Inc, Cl A *	173	19
Polaris Inc	966	61
PulteGroup Inc	871	102
Pursuit Attractions and Hospitality Inc *	2,883	97
PVH Corp	108	7
Ralph Lauren Corp, Cl A	436	154
Restaurant Brands International Inc	1,594	109
Revolve Group Inc, Cl A *	2,223	67
RH *	45	8
Rivian Automotive Inc, Cl A *	1,274	25
Ross Stores Inc	857	154
Royal Caribbean Cruises Ltd	2,969	828
Sally Beauty Holdings Inc *	2,794	40
Service Corp International/US	250	20
Shake Shack Inc, Cl A *	157	13
Signet Jewelers Ltd	2,402	199
Six Flags Entertainment Corp *	144	2
Sleep Number Corp *	1,033	9
Somnigroup International Inc	1,393	124
Sonos Inc *	7,451	131

2	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Standard Motor Products Inc	943	$35
Starbucks Corp	15,798	1,330
Steven Madden Ltd	1,178	49
Stitch Fix Inc, Cl A *	1,021	5
Strategic Education Inc	331	27
Stride Inc *	348	23
Tapestry Inc	1,074	137
Taylor Morrison Home Corp, Cl A *	1,595	94
Tesla Inc *	24,339	10,946
Texas Roadhouse Inc, Cl A	561	93
Thor Industries Inc	106	11
TJX Cos Inc/The	5,797	890
Toll Brothers Inc	269	36
TopBuild Corp *	315	131
Topgolf Callaway Brands Corp *	2,383	28
Tractor Supply Co	11,885	594
Travel + Leisure Co	307	22
Tri Pointe Homes Inc *	3,236	102
Udemy Inc *	3,378	20
Ulta Beauty Inc *	279	169
Under Armour Inc, Cl C *	556	3
United Parks & Resorts Inc *	251	9
Upbound Group Inc, Cl A	1,764	31
Urban Outfitters Inc *	417	31
Vail Resorts Inc	46	6
Valvoline Inc *	11,437	332
VF Corp	4,023	73
Victoria's Secret & Co *	212	12
Visteon Corp	85	8
Wayfair Inc, Cl A *	320	32
Wendy's Co/The	11,419	95
Whirlpool Corp	638	46
Williams-Sonoma Inc	320	57
Wingstop Inc	363	87
Winnebago Industries Inc	191	8
Wolverine World Wide Inc	1,511	27
Wyndham Hotels & Resorts Inc	189	14
YETI Holdings Inc *	2,684	119
Yum! Brands Inc	8,356	1,264

		60,663
Consumer Staples — 4.0%
Andersons Inc/The	338	18
Archer-Daniels-Midland Co	5,103	293
B&G Foods Inc	862	4
BellRing Brands Inc *	136	4
Bunge Global SA	929	83
Calavo Growers Inc	571	12
Campbell's Company/The	10,354	289
Casey's General Stores Inc	65	36
Chefs' Warehouse Inc/The *	1,366	85
Church & Dwight Co Inc	1,025	86
Clorox Co/The	2,716	274
Coca-Cola Co/The	36,380	2,543
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Colgate-Palmolive Co	3,661	$289
Conagra Brands Inc	3,435	59
Costco Wholesale Corp	3,109	2,681
Coty Inc, Cl A *	1,026	3
Darling Ingredients Inc *	716	26
Dollar General Corp	752	100
Dollar Tree Inc *	1,320	162
Edgewell Personal Care Co	310	5
elf Beauty Inc *	1,327	101
Energizer Holdings Inc	231	5
Estee Lauder Cos Inc/The, Cl A	2,390	250
Flowers Foods Inc	555	6
Fresh Del Monte Produce Inc	1,442	51
General Mills Inc	13,887	646
Herbalife Ltd *	1,088	14
Hershey Co/The	2,295	418
HF Foods Group Inc *	2,213	5
Hormel Foods Corp	4,797	114
Ingredion Inc	1,110	122
J M Smucker Co/The	4,144	405
Kenvue Inc	4,950	85
Keurig Dr Pepper Inc	25,092	703
Kimberly-Clark Corp	925	93
Kraft Heinz Co/The	3,923	95
Kroger Co/The	1,941	121
Lamb Weston Holdings Inc	594	25
McCormick & Co Inc/MD	2,119	144
Medifast Inc *	71	1
Mondelez International Inc, Cl A	17,402	937
Monster Beverage Corp *	889	68
National Beverage Corp *	344	11
PepsiCo Inc	19,139	2,747
PriceSmart Inc	179	22
Procter & Gamble Co/The	18,385	2,635
Simply Good Foods Co/The *	2,805	56
Smithfield Foods Inc	5,024	112
Sprouts Farmers Market Inc *	623	50
Sysco Corp	1,432	105
Target Corp	6,577	643
TreeHouse Foods Inc *	237	6
Tyson Foods Inc, Cl A	1,410	83
US Foods Holding Corp *	2,211	167
Vita Coco Co Inc/The *	1,354	72
Vital Farms Inc *	3,246	104
Walmart Inc	33,703	3,755

		22,029
Energy — 2.7%
Antero Midstream Corp	26,635	474
Antero Resources Corp *	6,426	221
APA Corp	2,988	73
Ardmore Shipping Corp	5,335	57
Baker Hughes Co, Cl A	9,516	433
Borr Drilling Ltd	11,900	48

New Covenant Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cactus Inc, Cl A	298	$14
Cheniere Energy Inc	6,249	1,215
Chord Energy Corp	983	91
Civitas Resources Inc	179	5
CNX Resources Corp *	1,745	64
ConocoPhillips	22,465	2,103
Core Natural Resources Inc	338	30
Coterra Energy Inc	19,841	522
Crescent Energy Co, Cl A	4,693	39
Delek US Holdings Inc	2,494	74
Devon Energy Corp	10,747	394
DHT Holdings Inc	1,338	16
Diamondback Energy Inc	587	88
Dorian LPG Ltd	2,360	57
DT Midstream Inc	405	49
Energy Fuels Inc/Canada *	8,048	117
EOG Resources Inc	2,070	217
EQT Corp	8,048	431
Expand Energy Corp	1,168	129
Expro Group Holdings NV *	1,529	20
FLEX LNG Ltd	2,301	57
Golar LNG Ltd	2,645	98
Green Plains Inc *	2,069	20
Halliburton Co	5,199	147
Helix Energy Solutions Group Inc *	10,917	69
Helmerich & Payne Inc	4,134	119
HF Sinclair Corp	1,944	90
Innovex International Inc *	1,072	23
International Seaways Inc	329	16
Kinder Morgan Inc	50,177	1,379
Kinetik Holdings Inc, Cl A	2,668	96
Kodiak Gas Services Inc	2,971	111
Magnolia Oil & Gas Corp, Cl A	1,806	40
Murphy Oil Corp	449	14
Nabors Industries Ltd *	367	20
NextDecade Corp *	10,122	53
Noble Corp PLC	1,325	37
Nordic American Tankers Ltd	3,610	12
NOV Inc	482	8
Occidental Petroleum Corp	1,677	69
ONEOK Inc	10,887	800
Ovintiv Inc	2,011	79
Patterson-UTI Energy Inc	4,952	30
PBF Energy Inc, Cl A	316	9
Peabody Energy Corp	612	18
Range Resources Corp	2,839	100
RPC Inc	1,226	7
Sable Offshore Corp *	4,472	40
Scorpio Tankers Inc	270	14
SLB Ltd	28,794	1,105
SM Energy Co	840	16
Talos Energy Inc *	10,408	115
Targa Resources Corp	667	123
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teekay Corp Ltd	15,129	$137
Teekay Tankers Ltd, Cl A	1,755	94
Texas Pacific Land Corp	1,593	458
Transocean Ltd *	20,466	85
Uranium Energy Corp *	28,660	335
Valaris Ltd *	739	37
VIPER ENERGY INC, Cl A	2,065	80
Vitesse Energy Inc	272	5
Weatherford International PLC	1,190	93
Williams Cos Inc/The	29,747	1,788

		15,027
Financials — 13.9%
Adamas Trust Inc ‡	1,944	14
Affiliated Managers Group Inc	910	262
Affirm Holdings Inc, Cl A *	1,546	115
Aflac Inc	1,015	112
AGNC Investment Corp ‡	2,838	30
Allstate Corp/The	508	106
Ally Financial Inc	1,575	71
Amalgamated Financial Corp	2,110	68
American Express Co	7,744	2,865
American Financial Group Inc/OH	89	12
American International Group Inc	1,586	136
Ameriprise Financial Inc	1,250	613
AMERISAFE Inc	743	29
Annaly Capital Management Inc ‡	655	15
Aon PLC, Cl A	3,474	1,226
Apollo Commercial Real Estate Finance Inc ‡	2,686	26
Apollo Global Management Inc	1,936	280
Arch Capital Group Ltd *	1,254	120
Ares Management Corp, Cl A	632	102
Arthur J Gallagher & Co	839	217
Artisan Partners Asset Management Inc, Cl A	1,589	65
Associated Banc-Corp	4,274	110
Assurant Inc	87	21
Assured Guaranty Ltd	994	89
Atlantic Union Bankshares Corp	2,517	89
Axis Capital Holdings Ltd	825	88
Axos Financial Inc *	310	27
Banc of California Inc	843	16
Bank of America Corp	49,763	2,737
Bank of Hawaii Corp	1,051	72
Bank of Marin Bancorp	1,079	28
Bank of New York Mellon Corp/The	12,656	1,469
Bank of NT Butterfield & Son Ltd/The	1,324	66
Bank OZK	366	17
BankUnited Inc	346	15
Banner Corp	851	53
Beacon Financial Corp	1,501	40
Berkshire Hathaway Inc, Cl B *	14,379	7,228
BlackRock Inc	926	991

4	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Blackstone Inc	2,809	$433
Block Inc, Cl A *	1,553	101
BOK Financial Corp	568	67
Bread Financial Holdings Inc	1,335	99
Brighthouse Financial Inc *	268	17
Brown & Brown Inc	290	23
Cadence Bank	1,525	65
Capital One Financial Corp	3,393	822
Capitol Federal Financial Inc	3,529	24
Carlyle Group Inc/The	923	55
Cass Information Systems Inc	865	36
Cathay General Bancorp	1,291	62
Cboe Global Markets Inc	99	25
Central Pacific Financial Corp	1,651	51
Charles Schwab Corp/The	16,432	1,642
Chimera Investment Corp ‡	800	10
Chubb Ltd	2,108	658
Cincinnati Financial Corp	891	146
Citigroup Inc	11,307	1,319
Citizens Financial Group Inc	2,230	130
City Holding Co	607	72
CME Group Inc, Cl A	1,224	334
CNA Financial Corp	253	12
CNO Financial Group Inc	2,346	100
Cohen & Steers Inc	764	48
Coinbase Global Inc, Cl A *	323	73
Columbia Banking System Inc	4,557	127
Comerica Inc	1,232	107
Commerce Bancshares Inc/MO	1,993	104
Community Financial System Inc	710	41
ConnectOne Bancorp Inc	1,891	50
Corpay Inc *	277	83
Credit Acceptance Corp *	177	79
Cullen/Frost Bankers Inc	121	15
Dime Community Bancshares Inc	1,467	44
Eagle Bancorp Inc	1,035	22
East West Bancorp Inc	1,036	116
Eastern Bankshares Inc	608	11
Ellington Financial Inc ‡	2,748	37
Enterprise Financial Services Corp	1,063	57
Equitable Holdings Inc	432	21
Essent Group Ltd	970	63
Euronet Worldwide Inc *	74	6
Evercore Inc, Cl A	352	120
Everest Group Ltd	179	61
EVERTEC Inc	1,569	46
F&G Annuities & Life Inc	2,635	81
FactSet Research Systems Inc	306	89
FB Financial Corp	1,250	70
Federal Agricultural Mortgage Corp, Cl C	119	21
Fidelity National Financial Inc	1,063	58
Fidelity National Information Services Inc	1,329	88
Fifth Third Bancorp	4,599	215
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First American Financial Corp	814	$50
First BanCorp/Puerto Rico	821	17
First Busey Corp	1,790	43
First Commonwealth Financial Corp	3,365	57
First Financial Bancorp	1,921	48
First Financial Bankshares Inc	1,378	41
First Hawaiian Inc	3,126	79
First Horizon Corp	5,109	122
First Interstate BancSystem Inc, Cl A	1,171	41
First Merchants Corp	1,182	44
FirstCash Holdings Inc	612	98
Fiserv Inc *	838	56
Flagstar Bank NA	317	4
Flywire Corp *	9,159	130
FNB Corp/PA	3,907	67
Franklin Resources Inc	6,856	164
Genworth Financial Inc, Cl A *	10,439	94
German American Bancorp Inc	1,414	55
Global Payments Inc	842	65
Globe Life Inc	108	15
Goldman Sachs Group Inc/The	3,800	3,340
Goosehead Insurance Inc, Cl A	215	16
HA Sustainable Infrastructure Capital Inc	3,153	99
Hancock Whitney Corp	1,142	73
Hanover Insurance Group Inc/The	124	23
Hartford Insurance Group Inc/The	1,006	139
Heritage Financial Corp/WA	1,744	41
Home BancShares Inc/AR	2,523	70
Hope Bancorp Inc	3,233	35
Horace Mann Educators Corp	1,125	52
Houlihan Lokey Inc, Cl A	192	33
Huntington Bancshares Inc/OH	10,219	177
Independent Bank Corp	580	42
Interactive Brokers Group Inc, Cl A	1,968	127
Intercontinental Exchange Inc	1,426	231
Invesco Ltd	8,683	228
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	116
Jackson Financial Inc, Cl A	1,486	159
Janus Henderson Group PLC	1,207	57
Jefferies Financial Group Inc	1,433	89
JPMorgan Chase & Co	22,514	7,254
KeyCorp	6,129	127
Kinsale Capital Group Inc	73	29
KKR & Co Inc	3,222	411
Ladder Capital Corp, Cl A ‡	9,973	110
Lazard Inc, Cl A	2,316	112
Lemonade Inc *	1,665	119
LendingTree Inc *	175	9
Lincoln National Corp	3,621	161
Loews Corp	222	23
LPL Financial Holdings Inc	1,036	370
M&T Bank Corp	512	103

New Covenant Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MarketAxess Holdings Inc	144	$26
Marsh & McLennan Cos Inc	2,808	521
Mastercard Inc, Cl A	9,026	5,153
Mechanics Bancorp, Cl A	309	5
Mercury General Corp	233	22
MetLife Inc	6,576	519
MFA Financial Inc ‡	1,584	15
MGIC Investment Corp	3,455	101
Moelis & Co, Cl A	461	32
Moody's Corp	3,008	1,537
Morgan Stanley	10,383	1,843
Morningstar Inc	67	15
MSCI Inc, Cl A	635	364
Nasdaq Inc	7,134	693
NBT Bancorp Inc	1,213	50
NCR Atleos Corp *	167	6
Nelnet Inc, Cl A	145	19
NMI Holdings Inc, Cl A *	1,470	60
Northern Trust Corp	835	114
Northfield Bancorp Inc	2,868	33
NU Holdings Ltd/Cayman Islands, Cl A *	6,991	117
OFG Bancorp	2,119	87
Old National Bancorp/IN	5,093	114
OneMain Holdings Inc, Cl A	258	17
Orchid Island Capital Inc, Cl A ‡	3,472	25
Palomar Holdings Inc, Cl A *	145	20
Pathward Financial Inc	266	19
PayPal Holdings Inc	1,579	92
PennyMac Financial Services Inc	833	110
PennyMac Mortgage Investment Trust ‡	8,462	106
Pinnacle Financial Partners Inc	906	86
PNC Financial Services Group Inc/The	1,163	243
Popular Inc	1,004	125
PRA Group Inc *	1,320	23
Primerica Inc	323	83
Principal Financial Group Inc	662	58
ProAssurance Corp *	1,351	33
PROG Holdings Inc	832	25
Progressive Corp/The	7,459	1,699
Prosperity Bancshares Inc	1,192	82
Provident Financial Services Inc	4,392	87
Prudential Financial Inc	974	110
Radian Group Inc	1,924	69
Raymond James Financial Inc	615	99
Redwood Trust Inc ‡	2,992	17
Regional Management Corp	3,090	120
Regions Financial Corp	49,142	1,332
Reinsurance Group of America Inc, Cl A	578	118
RenaissanceRe Holdings Ltd	69	19
Renasant Corp	1,366	48
Repay Holdings Corp, Cl A *	7,436	27
Rithm Capital Corp ‡	1,403	15
RLI Corp	1,090	70
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robinhood Markets Inc, Cl A *	4,467	$505
Rocket Cos Inc, Cl A	4,048	78
Root Inc/OH, Cl A *	806	58
S&P Global Inc	4,831	2,525
Seacoast Banking Corp of Florida	1,616	51
ServisFirst Bancshares Inc	187	13
SLM Corp	3,705	100
SoFi Technologies Inc *	4,801	126
SOUTHSTATE BANK CORP	724	68
Starwood Property Trust Inc ‡	2,000	36
State Street Corp	9,337	1,205
StepStone Group Inc, Cl A	1,643	105
Stifel Financial Corp	245	31
Synchrony Financial	4,720	394
Synovus Financial Corp	1,267	63
T Rowe Price Group Inc	2,711	278
Texas Capital Bancshares Inc *	822	74
TFS Financial Corp	573	8
Toast Inc, Cl A *	2,222	79
TPG Inc, Cl A	1,811	116
TPG RE Finance Trust Inc ‡	2,439	21
Tradeweb Markets Inc, Cl A	805	87
Travelers Cos Inc/The	4,033	1,170
TriCo Bancshares	1,219	58
Triumph Financial Inc *	822	51
Truist Financial Corp	2,395	118
Trustmark Corp	1,410	55
Two Harbors Investment Corp ‡	1,597	17
UMB Financial Corp	1,267	146
Univest Financial Corp	1,820	60
Unum Group	1,638	127
Upstart Holdings Inc *	1,290	56
US Bancorp	3,794	202
Valley National Bancorp	4,269	50
Victory Capital Holdings Inc, Cl A	1,631	103
Virtu Financial Inc, Cl A	3,026	101
Visa Inc, Cl A	17,359	6,088
Voya Financial Inc	1,543	115
W R Berkley Corp	370	26
Walker & Dunlop Inc	749	45
Washington Trust Bancorp Inc	924	27
Webster Financial Corp	2,008	126
Wells Fargo & Co	21,481	2,002
Westamerica BanCorp	731	35
Western Alliance Bancorp	1,154	97
Western Union Co/The	425	4
WEX Inc *	55	8
Willis Towers Watson PLC	907	298
Wintrust Financial Corp	708	99
XP Inc, Cl A	3,989	65
Zions Bancorp NA	1,771	104

		77,061

6	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 10.6%
Abbott Laboratories	11,993	$1,503
AbbVie Inc	18,987	4,338
Acadia Healthcare Co Inc *	220	3
AdaptHealth Corp, Cl A *	2,632	26
Adaptive Biotechnologies Corp *	1,704	28
Addus HomeCare Corp *	495	53
Agilent Technologies Inc	765	104
Agios Pharmaceuticals Inc *	1,062	29
Align Technology Inc *	311	49
Alkermes PLC *	2,433	68
Alnylam Pharmaceuticals Inc *	562	223
Amgen Inc	5,307	1,737
Amicus Therapeutics Inc *	5,193	74
AMN Healthcare Services Inc *	832	13
AnaptysBio Inc *	1,908	92
Anika Therapeutics Inc *	920	9
Apellis Pharmaceuticals Inc *	1,789	45
Arcturus Therapeutics Holdings Inc *	483	3
Arrowhead Pharmaceuticals Inc *	251	17
Arvinas Inc *	1,298	15
Astrana Health Inc *	344	9
AtriCure Inc *	1,029	41
Avanos Medical Inc *	301	3
Avantor Inc *	1,656	19
Avidity Biosciences Inc *	1,595	115
Azenta Inc *	207	7
Baxter International Inc	4,863	93
Becton Dickinson & Co	542	105
BioCryst Pharmaceuticals Inc *	1,030	8
Biogen Inc *	681	120
Biohaven Ltd *	45	—
BioLife Solutions Inc *	2,163	52
BioMarin Pharmaceutical Inc *	1,042	62
Bio-Rad Laboratories Inc, Cl A *	32	10
Bio-Techne Corp	212	12
Boston Scientific Corp *	16,399	1,564
Bridgebio Pharma Inc *	241	18
Bristol-Myers Squibb Co	12,713	686
Brookdale Senior Living Inc *	7,397	80
Cardinal Health Inc	998	205
CareDx Inc *	4,535	85
Castle Biosciences Inc *	730	28
Catalyst Pharmaceuticals Inc *	4,583	107
Cencora Inc, Cl A	589	199
Centene Corp *	4,805	198
Charles River Laboratories International Inc *	77	15
Cigna Group/The	4,207	1,158
Collegium Pharmaceutical Inc *	2,915	135
Cooper Cos Inc/The *	944	77
Corcept Therapeutics Inc *	1,695	59
CorVel Corp *	375	25
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CryoPort Inc *	871	$8
CVS Health Corp	4,536	360
Cytokinetics Inc *	1,159	74
Danaher Corp	9,805	2,245
DaVita Inc *	160	18
Denali Therapeutics Inc *	2,631	43
DENTSPLY SIRONA Inc	3,113	36
Dexcom Inc *	3,388	225
Doximity Inc, Cl A *	1,684	75
Edwards Lifesciences Corp *	8,484	723
Elanco Animal Health Inc *	398	9
Elevance Health Inc	4,437	1,555
Eli Lilly & Co	7,429	7,984
Embecta Corp	887	11
Enanta Pharmaceuticals Inc *	785	12
Encompass Health Corp	164	17
Enhabit Inc *	82	1
Enovis Corp *	485	13
Envista Holdings Corp *	317	7
Exact Sciences Corp *	930	94
Exelixis Inc *	2,898	127
Fortrea Holdings Inc *	515	9
Fulgent Genetics Inc *	853	22
GE HealthCare Technologies Inc	153	13
Gilead Sciences Inc	14,228	1,746
Glaukos Corp *	167	19
Globus Medical Inc, Cl A *	179	16
GRAIL Inc *	352	30
Guardant Health Inc *	1,065	109
Haemonetics Corp *	195	16
Halozyme Therapeutics Inc *	1,555	105
HCA Healthcare Inc	566	264
Health Catalyst Inc *	1,594	4
HealthEquity Inc *	673	62
Henry Schein Inc *	1,546	117
Hologic Inc *	927	69
Humana Inc	242	62
Ideaya Biosciences Inc *	4,068	141
IDEXX Laboratories Inc *	707	478
Illumina Inc *	1,115	146
Incyte Corp *	1,063	105
Innoviva Inc *	3,557	71
Inogen Inc *	706	5
Insmed Inc *	1,356	236
Insulet Corp *	65	18
Integer Holdings Corp *	625	49
Integra LifeSciences Holdings Corp *	188	2
Intellia Therapeutics Inc *	1,231	11
Intuitive Surgical Inc *	4,209	2,384
Ionis Pharmaceuticals Inc *	782	62
Iovance Biotherapeutics Inc *	1,433	4
IQVIA Holdings Inc *	491	111
iRhythm Technologies Inc *	210	37

New Covenant Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jazz Pharmaceuticals PLC *	616	$105
Johnson & Johnson	26,149	5,412
Kodiak Sciences Inc *	1,218	34
Krystal Biotech Inc *	529	130
Kura Oncology Inc *	3,438	36
Labcorp Holdings Inc	515	129
Lantheus Holdings Inc *	997	66
Ligand Pharmaceuticals Inc *	462	87
LivaNova PLC *	657	40
McKesson Corp	576	472
Medtronic PLC	15,259	1,466
MeiraGTx Holdings plc *	4,240	34
Merck & Co Inc	31,776	3,345
Mettler-Toledo International Inc *	150	209
Moderna Inc *	3,544	104
Myriad Genetics Inc *	1,860	11
National Research Corp	779	15
Neogen Corp *	300	2
Neurocrine Biosciences Inc *	717	102
Novavax Inc *	816	5
Novocure Ltd *	905	12
OmniAb Inc, Cl W *	2,263	4
Omnicell Inc *	466	21
OptimizeRx Corp *	5,670	70
Option Care Health Inc *	648	21
OraSure Technologies Inc *	6,042	15
Organon & Co	649	5
Pediatrix Medical Group Inc *	417	9
Pennant Group Inc/The *	1,609	45
Penumbra Inc *	72	22
Perrigo Co PLC	211	3
Pfizer Inc	67,874	1,690
Phreesia Inc *	361	6
Protagonist Therapeutics Inc *	1,083	95
Prothena Corp PLC *	5,314	51
PTC Therapeutics Inc *	1,021	78
QIAGEN NV	2,204	99
Quest Diagnostics Inc	556	96
Recursion Pharmaceuticals Inc, Cl A *	19,169	78
Regeneron Pharmaceuticals Inc	1,105	853
REGENXBIO Inc *	456	7
Relay Therapeutics Inc *	11,508	97
Repligen Corp *	553	91
ResMed Inc	459	111
Revvity Inc	120	12
Rhythm Pharmaceuticals Inc *	1,158	124
Rocket Pharmaceuticals Inc *	932	3
Sarepta Therapeutics Inc *	87	2
Savara Inc *	20,653	125
Simulations Plus Inc *	1,477	27
Solventum Corp *	1,703	135
STAAR Surgical Co *	2,233	52
STERIS PLC	501	127
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stryker Corp	2,003	$704
Summit Therapeutics Inc *	4,901	86
Supernus Pharmaceuticals Inc *	2,174	108
Tactile Systems Technology Inc *	728	21
Tandem Diabetes Care Inc *	144	3
Teleflex Inc	486	59
Tenet Healthcare Corp *	564	112
Theravance Biopharma Inc *	2,200	41
Thermo Fisher Scientific Inc	3,748	2,172
TransMedics Group Inc *	804	98
Travere Therapeutics Inc *	3,434	131
Trevi Therapeutics Inc *	11,314	142
Twist Bioscience Corp *	606	19
Ultragenyx Pharmaceutical Inc *	1,143	26
United Therapeutics Corp *	559	272
UnitedHealth Group Inc	6,167	2,036
Universal Health Services Inc, Cl B	80	17
US Physical Therapy Inc	428	33
Utah Medical Products Inc	515	29
Varex Imaging Corp *	1,631	19
Vaxcyte Inc *	1,042	48
Veeva Systems Inc, Cl A *	1,157	258
Vericel Corp *	1,218	44
Vertex Pharmaceuticals Inc *	3,305	1,498
Viatris Inc, Cl W	1,277	16
Viking Therapeutics Inc *	1,343	47
Waters Corp *	257	98
West Pharmaceutical Services Inc	250	69
Xencor Inc *	1,686	26
Zimmer Biomet Holdings Inc	1,054	95
Zoetis Inc, Cl A	6,022	758

		58,959
Industrials — 8.5%
3M Co	1,290	207
A O Smith Corp	1,708	114
AAON Inc	288	22
ABM Industries Inc	3,427	145
ACCO Brands Corp	5,214	19
Acuity Inc	84	30
AEBI SCHMIDT HOLDING AG	446	6
AerSale Corp *	15,680	111
AGCO Corp	149	16
Air Lease Corp, Cl A	1,053	68
Alamo Group Inc	86	14
Alaska Air Group Inc *	2,673	134
Albany International Corp, Cl A	1,310	66
Alight Inc, Cl A	38,653	75
Allegion plc	855	136
Allient Inc	2,036	109
Allison Transmission Holdings Inc	1,098	107
American Airlines Group Inc *	405	6
American Woodmark Corp *	461	25
AMETEK Inc	794	163

8	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apogee Enterprises Inc	1,229	$45
Applied Industrial Technologies Inc	492	126
ArcBest Corp	336	25
Archer Aviation Inc, Cl A *	8,254	62
Arcosa Inc	1,128	120
Argan Inc	310	97
Armstrong World Industries Inc	161	31
Array Technologies Inc *	7,510	69
Astec Industries Inc	204	9
Astronics Corp *	2,334	127
ATI Inc *	1,143	131
Atkore Inc	453	29
Automatic Data Processing Inc	6,965	1,792
Avis Budget Group Inc *	445	57
Axon Enterprise Inc *	1,902	1,080
AZZ Inc	1,071	115
Bloom Energy Corp, Cl A *	966	84
Brink's Co/The	540	63
Broadridge Financial Solutions Inc	469	105
Byrna Technologies Inc *	4,312	72
Cadre Holdings Inc	2,729	111
Carlisle Cos Inc	311	99
Carpenter Technology Corp	497	156
Carrier Global Corp	6,184	327
Casella Waste Systems Inc, Cl A *	794	78
CBIZ Inc *	1,206	61
CECO Environmental Corp *	2,302	138
CH Robinson Worldwide Inc	148	24
Chart Industries Inc *	576	119
Cimpress PLC *	398	27
Cintas Corp	6,448	1,213
Clarivate PLC *	11,944	40
Clean Harbors Inc *	137	32
CNH Industrial NV	7,547	70
Comfort Systems USA Inc	116	108
Concentrix Corp	387	16
Construction Partners Inc, Cl A *	391	42
Copart Inc *	5,136	201
Core & Main Inc, Cl A *	1,715	89
Crane Co	135	25
CSG Systems International Inc	965	74
CSW Industrials Inc	116	34
CSX Corp	29,082	1,054
Cummins Inc	3,179	1,623
Custom Truck One Source Inc *	15,463	89
Dayforce Inc *	792	55
Deere & Co	4,311	2,007
Delta Air Lines Inc	2,139	148
Deluxe Corp	981	22
Distribution Solutions Group Inc *	3,044	83
DNOW Inc *	7,772	103
Donaldson Co Inc	202	18
Dover Corp	383	75
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dycom Industries Inc *	401	$136
EMCOR Group Inc	172	105
Emerson Electric Co	1,464	194
Energy Recovery Inc *	5,869	79
Enerpac Tool Group Corp, Cl A	2,369	91
EnerSys	664	97
Enovix Corp *	4,020	29
Enpro Inc	501	107
Enviri Corp *	7,225	129
Eos Energy Enterprises Inc *	7,025	81
Equifax Inc	64	14
Esab Corp	485	54
ESCO Technologies Inc	568	111
Eve Holding Inc *	20,585	82
Everus Construction Group Inc *	97	8
ExlService Holdings Inc *	680	29
Expeditors International of Washington Inc	746	111
Exponent Inc	135	9
Fastenal Co	484	19
Federal Signal Corp	1,042	113
FedEx Corp	391	113
Ferguson Enterprises Inc	582	130
Flowserve Corp	239	17
Fluence Energy Inc, Cl A *	5,301	105
Forrester Research Inc *	1,169	9
Fortune Brands Innovations Inc	174	9
Forward Air Corp *	144	4
Franklin Electric Co Inc	180	17
FTAI Aviation Ltd	606	119
FTI Consulting Inc *	443	76
Gates Industrial Corp PLC *	886	19
GE Vernova Inc	2,450	1,601
Generac Holdings Inc *	203	28
General Electric Co	8,110	2,498
Genpact Ltd	5,562	260
Gibraltar Industries Inc *	164	8
Graco Inc	223	18
Granite Construction Inc	1,175	136
Great Lakes Dredge & Dock Corp *	4,289	56
Greenbrier Cos Inc/The	1,583	74
GXO Logistics Inc *	1,041	55
Healthcare Services Group Inc *	422	8
Helios Technologies Inc	1,091	58
Herc Holdings Inc	1,012	150
Hertz Global Holdings Inc *	15,111	78
Hexcel Corp	15,837	1,170
Hillenbrand Inc	300	10
HNI Corp	1,910	80
Howmet Aerospace Inc	9,292	1,905
Hubbell Inc, Cl B	78	35
Huron Consulting Group Inc *	801	139
ICF International Inc	545	46
IDEX Corp	68	12

New Covenant Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	445	$110
Ingersoll Rand Inc	11,165	884
Insperity Inc	592	23
Interface Inc, Cl A	12,208	341
Intuitive Machines Inc, Cl A *	4,761	77
ITT Inc	918	159
JB Hunt Transport Services Inc	437	85
JBT Marel Corp	439	66
JetBlue Airways Corp *	837	4
Joby Aviation Inc *	6,719	89
Johnson Controls International plc	8,308	995
Kadant Inc	65	19
Karman Holdings Inc *	1,517	111
Kelly Services Inc, Cl A	2,214	19
Kennametal Inc	1,343	38
Kforce Inc	444	14
Kirby Corp *	1,032	114
Knight-Swift Transportation Holdings Inc, Cl A	1,357	71
Korn Ferry	1,193	79
Landstar System Inc	83	12
Lennox International Inc	44	21
Lincoln Electric Holdings Inc	1,027	246
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	68
Loar Holdings Inc *	1,413	96
Luxfer Holdings PLC	3,194	43
Lyft Inc, Cl A *	7,511	145
ManpowerGroup Inc	3,586	107
Marten Transport Ltd	592	7
Masco Corp	245	16
Masterbrand Inc *	174	2
Matson Inc	1,273	157
Maximus Inc	682	59
McGrath RentCorp	666	70
Middleby Corp/The *	103	15
MillerKnoll Inc	2,900	53
Montrose Environmental Group Inc *	4,353	108
MSC Industrial Direct Co Inc, Cl A	1,115	94
Mueller Industries Inc	1,102	127
NANO Nuclear Energy Inc *	3,038	73
Nextpower Inc, Cl A *	1,774	155
Nordson Corp	600	144
Norfolk Southern Corp	2,628	759
NuScale Power Corp *	3,629	51
nVent Electric PLC	457	47
Old Dominion Freight Line Inc	84	13
Omega Flex Inc	70	2
OPENLANE Inc *	2,303	69
Oshkosh Corp	2,762	347
Otis Worldwide Corp	2,457	215
Owens Corning	4,500	504
PACCAR Inc	1,004	110
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Parker-Hannifin Corp	456	$401
Paychex Inc	948	106
Paycom Software Inc	194	31
Paylocity Holding Corp *	417	64
Pentair PLC	245	26
Pitney Bowes Inc	11,792	125
Planet Labs PBC *	8,213	162
Plug Power Inc *	41,383	82
Powell Industries Inc	368	117
Primoris Services Corp	784	97
Proto Labs Inc *	91	5
Quanta Services Inc	354	149
RB Global Inc	132	14
RBC Bearings Inc *	64	29
Redwire Corp *	4,787	36
Regal Rexnord Corp	1,068	150
Republic Services Inc, Cl A	969	205
Resideo Technologies Inc *	3,442	121
Resources Connection Inc	7,466	38
Robert Half Inc	806	22
ROCKET LAB CORP *	3,181	222
Rockwell Automation Inc	1,620	630
Rollins Inc	2,503	150
RXO Inc *	1,041	13
Ryder System Inc	637	122
Saia Inc *	96	31
Schneider National Inc, Cl B	521	14
Sensata Technologies Holding PLC	4,273	142
Shoals Technologies Group Inc, Cl A *	12,979	110
Simpson Manufacturing Co Inc	643	104
SiteOne Landscape Supply Inc *	361	45
Snap-on Inc	318	110
Southwest Airlines Co	322	13
Spire Global Inc *	8,837	66
SPX Technologies Inc *	999	200
Standex International Corp	622	135
Stanley Black & Decker Inc	1,349	100
Sterling Infrastructure Inc *	474	145
Sunrun Inc *	1,979	36
Tennant Co	639	47
Terex Corp	341	18
Tetra Tech Inc	2,820	95
TIC Solutions Inc *	931	9
Timken Co/The	204	17
Toro Co/The	1,175	92
Trane Technologies PLC	2,367	921
TransUnion	135	12
Trex Co Inc *	1,134	40
TriNet Group Inc	877	52
Trinity Industries Inc	511	14
TrueBlue Inc *	6,393	29
TTEC Holdings Inc *	202	1
Uber Technologies Inc *	20,446	1,671

10	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UFP Industries Inc	196	$18
U-Haul Holding Co *	28	1
U-Haul Holding Co, Cl B	252	12
UniFirst Corp/MA	235	45
Union Pacific Corp	4,000	925
United Airlines Holdings Inc *	289	32
United Parcel Service Inc, Cl B	1,183	117
United Rentals Inc	1,306	1,057
Upwork Inc *	3,753	74
Valmont Industries Inc	76	31
Veralto Corp	1,397	139
Verisk Analytics Inc, Cl A	1,729	387
Vertiv Holdings Co, Cl A	1,255	203
Vestis Corp	130	1
Vicor Corp *	1,620	178
Wabash National Corp	3,217	28
Waste Management Inc	6,467	1,421
Watsco Inc	52	18
Watts Water Technologies Inc, Cl A	507	140
WESCO International Inc	2,518	616
Westinghouse Air Brake Technologies Corp	465	99
WillScot Holdings Corp, Cl A	590	11
Worthington Enterprises Inc	223	12
WW Grainger Inc	1,310	1,322
Xylem Inc/NY	8,239	1,122
Zurn Elkay Water Solutions Corp	1,629	76

		47,529
Information Technology — 32.4%
8x8 Inc *	2,725	5
Accenture PLC, Cl A	8,189	2,197
ACI Worldwide Inc *	1,373	66
Adeia Inc	2,351	41
Adobe Inc *	4,882	1,709
ADTRAN Holdings Inc *	979	8
Advanced Micro Devices Inc *	17,571	3,763
Agilysys Inc *	323	38
Akamai Technologies Inc *	6,014	525
Alarm.com Holdings Inc *	1,192	61
Allegro MicroSystems Inc *	4,049	107
Ambarella Inc *	160	11
Amdocs Ltd	1,366	110
Amkor Technology Inc	3,864	153
Amphenol Corp, Cl A	6,663	900
Analog Devices Inc	2,426	658
Appian Corp, Cl A *	1,246	44
Apple Inc	120,801	32,841
Applied Materials Inc	8,268	2,125
AppLovin Corp, Cl A *	1,260	849
Arista Networks Inc *	5,405	708
Arlo Technologies Inc *	7,542	106
Arrow Electronics Inc *	1,149	127
Asana Inc, Cl A *	3,091	42
ASGN Inc *	146	7
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Astera Labs Inc *	656	$109
Atlassian Corp, Cl A *	76	12
Autodesk Inc *	3,559	1,053
Avnet Inc	325	16
Axcelis Technologies Inc *	951	76
Badger Meter Inc	484	84
Belden Inc	155	18
Benchmark Electronics Inc	1,447	62
Bentley Systems Inc, Cl B	1,422	54
BILL Holdings Inc *	185	10
Blackbaud Inc *	629	40
BlackLine Inc *	185	10
Box Inc, Cl A *	539	16
Broadcom Inc	40,113	13,883
Cadence Design Systems Inc *	3,902	1,220
Calix Inc *	1,804	95
CDW Corp/DE	806	110
Cerence Inc *	493	5
Ciena Corp *	1,223	286
Cirrus Logic Inc *	640	76
Cisco Systems Inc	49,019	3,776
Cloudflare Inc, Cl A *	493	97
Cognex Corp	203	7
Cognizant Technology Solutions Corp, Cl A	1,661	138
Coherent Corp *	265	49
Cohu Inc *	3,416	79
Commerce.com Inc *	3,803	16
CommScope Holding Co Inc *	6,681	121
CommVault Systems Inc *	219	27
Confluent Inc, Cl A *	4,206	127
Consensus Cloud Solutions Inc *	180	4
Corning Inc	6,104	534
Crane NXT Co	135	6
Crowdstrike Holdings Inc, Cl A *	1,122	526
CTS Corp	301	13
Datadog Inc, Cl A *	1,589	216
Dell Technologies Inc, Cl C	968	122
DocuSign Inc, Cl A *	1,618	111
Dolby Laboratories Inc, Cl A	731	47
Domo Inc, Cl B *	297	2
Dropbox Inc, Cl A *	2,914	81
D-Wave Quantum Inc *	3,215	84
Dynatrace Inc *	465	20
Elastic NV *	183	14
Enphase Energy Inc *	60	2
Extreme Networks Inc *	4,187	70
F5 Inc *	578	148
Fabrinet *	448	204
Fair Isaac Corp *	16	27
Fastly Inc, Cl A *	905	9
First Solar Inc *	1,385	362
Five9 Inc *	93	2
Flex Ltd *	2,086	126

New Covenant Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FormFactor Inc *	353	$20
Fortinet Inc *	5,251	417
Gartner Inc *	224	56
Gen Digital Inc	4,737	129
Gitlab Inc, Cl A *	2,458	92
GLOBALFOUNDRIES Inc *	1,732	60
Globant SA *	271	18
GoDaddy Inc, Cl A *	1,102	137
Guidewire Software Inc *	894	180
Hackett Group Inc/The	3,129	61
HubSpot Inc *	322	129
Ichor Holdings Ltd *	2,906	54
Insight Enterprises Inc *	132	11
Intel Corp *	43,413	1,602
InterDigital Inc	626	199
International Business Machines Corp	11,006	3,260
Intuit Inc	3,419	2,265
IonQ Inc *	1,420	64
IPG Photonics Corp *	558	40
Itron Inc *	588	55
Jabil Inc	665	152
Keysight Technologies Inc *	5,247	1,066
Kimball Electronics Inc *	2,142	60
KLA Corp	1,488	1,808
Knowles Corp *	2,314	50
Kulicke & Soffa Industries Inc	764	35
Kyndryl Holdings Inc *	2,624	70
Lam Research Corp	17,805	3,048
Lattice Semiconductor Corp *	369	27
Littelfuse Inc	60	15
Lumentum Holdings Inc *	660	243
Manhattan Associates Inc *	522	90
MARA Holdings Inc *	3,468	31
Marvell Technology Inc	7,143	607
Methode Electronics Inc	14,933	99
Microchip Technology Inc	1,268	81
Micron Technology Inc	9,194	2,624
Microsoft Corp	64,688	31,284
MKS Inc	103	16
MongoDB Inc, Cl A *	574	241
Monolithic Power Systems Inc	64	58
N-able Inc/US *	317	2
nCino Inc *	3,450	88
NCR Voyix Corp *	334	3
NetApp Inc	1,006	108
NETGEAR Inc *	3,441	84
NetScout Systems Inc *	2,073	56
Novanta Inc *	98	12
Nutanix Inc, Cl A *	359	19
NVIDIA Corp	202,680	37,800
Okta Inc, Cl A *	812	70
ON Semiconductor Corp *	1,757	95
OneSpan Inc	6,246	80
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Oracle Corp	17,480	$3,407
OSI Systems Inc *	497	127
PagerDuty Inc *	1,821	24
Palantir Technologies Inc, Cl A *	15,379	2,734
Palo Alto Networks Inc *	7,672	1,413
Pegasystems Inc	300	18
Plexus Corp *	589	87
Power Integrations Inc	196	7
Procore Technologies Inc *	1,013	74
Progress Software Corp *	1,206	52
PTC Inc *	677	118
Pure Storage Inc, Cl A *	685	46
Qnity Electronics Inc	680	55
Qorvo Inc *	100	8
QUALCOMM Inc	13,054	2,233
Qualys Inc *	591	79
Rambus Inc *	1,806	166
Rapid7 Inc *	393	6
RingCentral Inc, Cl A *	699	20
Riot Platforms Inc *	3,379	43
Rogers Corp *	392	36
Roper Technologies Inc	193	86
Salesforce Inc	5,945	1,575
Sandisk Corp/DE *	429	102
Sanmina Corp *	189	28
ScanSource Inc *	1,292	50
Semtech Corp *	1,000	74
ServiceNow Inc *	11,215	1,718
Silicon Laboratories Inc *	437	57
Skyworks Solutions Inc	308	20
Snowflake Inc, Cl A *	3,330	730
SPS Commerce Inc *	152	14
Strategy Inc, Cl A *	438	67
Super Micro Computer Inc *	1,220	36
Synaptics Inc *	142	10
Synopsys Inc *	1,467	689
TD SYNNEX Corp	387	58
Teledyne Technologies Inc *	31	16
Teradata Corp *	2,108	64
Teradyne Inc	945	183
Terawulf Inc *	9,405	108
Texas Instruments Inc	4,719	819
Trimble Inc *	2,035	159
TTM Technologies Inc *	2,216	153
Tucows Inc, Cl A *	170	4
Twilio Inc, Cl A *	869	124
Tyler Technologies Inc *	177	80
Ubiquiti Inc	48	27
UiPath Inc, Cl A *	4,174	68
Unisys Corp *	689	2
Unity Software Inc *	2,638	117
Universal Display Corp	1,235	144
Varonis Systems Inc, Cl B *	327	11

12	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
VeriSign Inc	494	$120
ViaSat Inc *	693	24
Viavi Solutions Inc *	3,355	60
Western Digital Corp	2,423	417
Workday Inc, Cl A *	2,079	447
Workiva Inc, Cl A *	1,224	106
Xerox Holdings Corp	4,697	11
Xperi Inc *	940	5
Zebra Technologies Corp, Cl A *	438	106
Zoom Communications Inc, Cl A *	2,001	173
Zscaler Inc *	336	76

		180,265
Materials — 2.4%
AdvanSix Inc	1,143	20
Air Products and Chemicals Inc	505	125
Albemarle Corp	752	106
Alcoa Corp	4,188	223
Amcor PLC	16,928	141
Anglogold Ashanti Plc	1,508	129
AptarGroup Inc	854	104
Ardagh Metal Packaging SA	35,612	146
Ashland Inc	152	9
Avery Dennison Corp	88	16
Avient Corp	1,216	38
Axalta Coating Systems Ltd *	3,085	100
Balchem Corp	107	16
Ball Corp	13,648	723
Cabot Corp	238	16
Celanese Corp, Cl A	93	4
CF Industries Holdings Inc	1,865	144
Chemours Co/The	2,832	33
Cleveland-Cliffs Inc *	6,197	82
Coeur Mining Inc *	6,945	124
Commercial Metals Co	1,211	84
Compass Minerals International Inc *	851	17
Constellium SE, Cl A *	4,520	85
Corteva Inc	885	59
CRH PLC	1,464	183
Crown Holdings Inc	9,429	971
Dow Inc	6,392	149
DuPont de Nemours Inc	1,359	55
Eagle Materials Inc	126	26
Eastman Chemical Co	1,175	75
Ecolab Inc	1,333	350
Element Solutions Inc	3,720	93
FMC Corp	2,400	33
Freeport-McMoRan Inc	26,012	1,321
Graphic Packaging Holding Co	681	10
Greif Inc, Cl A	1,122	76
HB Fuller Co	158	9
Huntsman Corp	475	5
Ingevity Corp *	563	33
Innospec Inc	499	38
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
International Flavors & Fragrances Inc	2,307	$155
International Paper Co	360	14
James Hardie Industries PLC *	2,137	44
Knife River Corp *	96	7
Linde PLC	6,564	2,799
Louisiana-Pacific Corp	1,155	93
LyondellBasell Industries NV, Cl A	2,182	94
Martin Marietta Materials Inc	397	247
Metallus Inc *	5,421	93
Minerals Technologies Inc	182	11
Mosaic Co/The	3,590	87
MP Materials Corp *	1,514	77
Newmont Corp	17,630	1,760
Novagold Resources Inc *	1,266	12
Nucor Corp	864	141
O-I Glass Inc, Cl I *	9,926	147
Packaging Corp of America	101	21
PPG Industries Inc	1,096	112
Quaker Chemical Corp	55	8
Reliance Inc	412	119
Royal Gold Inc	512	114
Scotts Miracle-Gro Co/The	163	10
Sealed Air Corp	293	12
Sensient Technologies Corp	161	15
Sherwin-Williams Co/The	550	178
Smurfit WestRock PLC	336	13
Sonoco Products Co	185	8
Southern Copper Corp	284	41
Steel Dynamics Inc	2,156	365
Stepan Co	138	7
Sylvamo Corp	32	2
TriMas Corp	1,583	56
Tronox Holdings PLC	4,385	18
United States Lime & Minerals Inc	490	59
Vulcan Materials Co	407	116
Warrior Met Coal Inc	969	85
Westlake Corp	137	10
Worthington Steel Inc	223	8

		13,129
Real Estate — 2.2%
Acadia Realty Trust ‡	1,946	40
Agree Realty Corp ‡	736	53
Alexander & Baldwin Inc ‡	2,342	48
Alexandria Real Estate Equities Inc ‡	846	41
American Homes 4 Rent, Cl A ‡	375	12
American Tower Corp, Cl A ‡	919	161
Anywhere Real Estate Inc *	4,621	65
Apartment Investment and Management Co, Cl A ‡	1,711	10
Apple Hospitality REIT Inc ‡	718	9
AvalonBay Communities Inc ‡	3,261	591
Brandywine Realty Trust ‡	14,492	42
Brixmor Property Group Inc ‡	4,703	123

New Covenant Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BXP Inc ‡	1,468	$99
Camden Property Trust ‡	125	14
CareTrust REIT Inc ‡	2,438	88
CBRE Group Inc, Cl A *	10,131	1,629
Community Healthcare Trust Inc ‡	1,136	19
COPT Defense Properties ‡	3,986	111
CoStar Group Inc *	1,627	109
Cousins Properties Inc ‡	289	7
Crown Castle Inc ‡	1,133	101
CubeSmart ‡	377	14
Curbline Properties Corp ‡	1,866	43
Cushman & Wakefield Ltd *	2,593	42
DiamondRock Hospitality Co ‡	4,575	41
Digital Realty Trust Inc ‡	640	99
Douglas Emmett Inc ‡	448	5
EastGroup Properties Inc ‡	306	55
Elme Communities ‡	1,705	30
Empire State Realty Trust Inc, Cl A ‡	5,592	36
EPR Properties ‡	735	37
Equinix Inc ‡	343	263
Equity LifeStyle Properties Inc ‡	167	10
Equity Residential ‡	1,954	123
Essential Properties Realty Trust Inc ‡	2,028	60
Essex Property Trust Inc ‡	454	119
Extra Space Storage Inc ‡	634	83
Federal Realty Investment Trust ‡	114	11
First Industrial Realty Trust Inc ‡	263	15
Four Corners Property Trust Inc ‡	1,848	43
Gaming and Leisure Properties Inc ‡	283	13
Healthcare Realty Trust Inc, Cl A ‡	392	7
Healthpeak Properties Inc ‡	5,007	81
Highwoods Properties Inc ‡	247	6
Host Hotels & Resorts Inc ‡	5,040	89
Howard Hughes Holdings Inc *	795	63
Hudson Pacific Properties Inc *‡	354	4
Innovative Industrial Properties Inc, Cl A ‡	59	3
Invitation Homes Inc ‡	1,509	42
Iron Mountain Inc ‡	1,014	84
JBG SMITH Properties ‡	2,065	35
Jones Lang LaSalle Inc *	1,270	427
Kilroy Realty Corp ‡	2,593	97
Kimco Realty Corp ‡	7,790	158
Kite Realty Group Trust ‡	3,286	79
Lamar Advertising Co, Cl A ‡	1,059	134
LTC Properties Inc ‡	1,142	39
LXP Industrial Trust ‡	193	10
Macerich Co/The ‡	5,508	102
Marcus & Millichap Inc	1,380	38
Medical Properties Trust Inc ‡	2,513	13
Mid-America Apartment Communities Inc ‡	318	44
Millrose Properties Inc ‡	61	2
NET Lease Office Properties ‡	10	—
Newmark Group Inc, Cl A	3,753	65
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Omega Healthcare Investors Inc ‡	1,229	$55
Outfront Media Inc ‡	1,942	47
Park Hotels & Resorts Inc ‡	1,996	21
Pebblebrook Hotel Trust ‡	1,899	22
Piedmont Realty Trust Inc, Cl A ‡	2,333	19
PotlatchDeltic Corp ‡	231	9
Prologis Inc ‡	13,727	1,752
Public Storage ‡	384	100
Rayonier Inc ‡	1,740	38
RE/MAX Holdings Inc, Cl A *	1,292	10
Realty Income Corp ‡	2,112	119
Regency Centers Corp ‡	16,124	1,113
Rexford Industrial Realty Inc ‡	241	9
RLJ Lodging Trust ‡	2,849	21
RMR Group Inc/The, Cl A	1,095	16
Ryman Hospitality Properties Inc ‡	577	55
Sabra Health Care REIT Inc ‡	5,693	108
Safehold Inc ‡	968	13
SBA Communications Corp, Cl A ‡	684	132
Seaport Entertainment Group Inc *	88	2
Service Properties Trust ‡	483	1
Simon Property Group Inc ‡	698	129
SITE Centers Corp ‡	933	6
SL Green Realty Corp ‡	2,468	113
St Joe Co/The	460	27
STAG Industrial Inc ‡	359	13
Summit Hotel Properties Inc ‡	4,173	20
Sun Communities Inc ‡	272	34
Tanger Inc ‡	647	22
UDR Inc ‡	250	9
Urban Edge Properties ‡	2,679	51
Ventas Inc ‡	2,183	169
VICI Properties Inc, Cl A ‡	3,317	93
Vornado Realty Trust ‡	2,903	97
Welltower Inc ‡	2,944	546
Weyerhaeuser Co ‡	17,005	403
WP Carey Inc ‡	149	10
Xenia Hotels & Resorts Inc ‡	2,347	33
Zillow Group Inc, Cl A *	12,008	819
Zillow Group Inc, Cl C *	1,112	76

		12,468
Utilities — 1.9%
AES Corp/The	5,282	76
Alliant Energy Corp	213	14
Ameren Corp	141	14
American Electric Power Co Inc	5,930	684
American States Water Co	580	42
American Water Works Co Inc	2,717	355
Atmos Energy Corp	461	77
Avista Corp	2,860	110
Brookfield Infrastructure Corp, Cl A	1,827	83
Brookfield Renewable Corp	2,803	107
California Water Service Group	1,995	86

14	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CenterPoint Energy Inc	434	$17
Clearway Energy Inc, Cl C	456	15
CMS Energy Corp	4,980	348
Consolidated Edison Inc	1,130	112
Constellation Energy Corp	1,248	441
Dominion Energy Inc	2,121	124
DTE Energy Co	876	113
Duke Energy Corp	11,833	1,387
Edison International	3,288	197
Entergy Corp	4,552	421
Essential Utilities Inc	331	13
Evergy Inc	180	13
Eversource Energy	10,983	740
Exelon Corp	11,090	483
FirstEnergy Corp	1,531	69
H2O America	716	35
Hawaiian Electric Industries Inc *	249	3
IDACORP Inc, Cl Rights	108	14
MDU Resources Group Inc	386	8
MGE Energy Inc	631	50
National Fuel Gas Co	223	18
New Jersey Resources Corp	1,111	51
NextEra Energy Inc	26,367	2,117
NiSource Inc	419	18
Northwest Natural Holding Co	699	33
NRG Energy Inc	323	51
OGE Energy Corp	261	11
Oklo Inc, Cl A *	1,163	83
ONE Gas Inc	1,415	109
Ormat Technologies Inc	644	71
PG&E Corp	692	11
Pinnacle West Capital Corp	1,420	126
Portland General Electric Co	894	43
PPL Corp	2,577	90
Public Service Enterprise Group Inc	210	17
Sempra	1,258	111
Southern Co/The	3,513	306
TXNM Energy Inc	975	57
UGI Corp	253	10
Vistra Corp	3,895	628
WEC Energy Group Inc	1,179	124
Xcel Energy Inc	1,637	121

		10,457

Total Common Stock
(Cost $194,030) ($ Thousands)		550,004
	Number of Rights
RIGHTS — 0.0%

Health Care — 0.0%
Abiomed Inc *‡‡	332	–
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Novo Nordisk AS *‡‡	913	$1
Total Rights
(Cost $—) ($ Thousands)		1

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	3,860,706	3,861
Total Cash Equivalent
(Cost $3,861) ($ Thousands)		3,861
Total Investments in Securities — 99.6%
(Cost $197,891) ($ Thousands)		$553,866

New Covenant Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	5	Mar-2026	$638	$625	$(13)
S&P 500 Index E-MINI	10	Mar-2026	3,440	3,446	6
			$4,078	$4,071	$(7)

Percentages are based on Net Assets of $556,267 ($ Thousands).

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security (see Note 3).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of December 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	550,004	–	–	550,004
Rights	1	–	–	1
Cash Equivalent	3,861	–	–	3,861
Total Investments in Securities	553,866	–	–	553,866
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6
Unrealized Depreciation	(13)	–	–	(13)
Total Other Financial Instruments	(7)	–	–	(7)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,913	$22,368	$(24,420)	$—	$—	$3,861	$85	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

16	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.6%
Agency Mortgage-Backed Obligations — 34.7%
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.524%, SOFR30A + 1.650%, 12/25/2041(A)(B)	$440	$442
FHLMC
6.500%, 12/01/2035	183	190
6.381%, US0012M + 1.625%, 10/01/2046(B)	282	293
6.364%, US0012M + 1.598%, 06/01/2047(B)	173	180
6.000%, 03/01/2035	360	376
5.500%, 12/01/2036 to 09/01/2053	1,357	1,390
5.000%, 11/01/2035 to 01/01/2055	2,510	2,532
4.500%, 06/01/2038 to 10/01/2053	3,907	3,866
4.000%, 07/01/2037 to 02/01/2053	4,066	3,904
3.500%, 11/01/2042 to 11/01/2052	2,783	2,602
3.000%, 11/01/2043 to 06/01/2052	4,658	4,191
2.500%, 08/01/2030 to 05/01/2052	5,111	4,480
2.000%, 10/01/2040 to 04/01/2052	4,054	3,340
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.506%, 02/25/2035(B)	2,264	219
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.948%, 09/25/2030(B)	13,452	500
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.722%, 09/25/2027(B)	7,636	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(B)	6,480	162
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.374%, SOFR30A + 1.500%, 10/25/2041(A)(B)	184	184
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.174%, SOFR30A + 1.300%, 02/25/2042(A)(B)	17	17
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	140	128
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	25	22
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	362	85
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	279
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	824	104
FHLMC, Ser 2024-5473, Cl BF
5.174%, SOFR30A + 1.300%, 11/25/2054(B)	407	410
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
7.000%, 11/01/2037 to 11/01/2038	$10	$11
6.635%, US0012M + 1.700%, 03/01/2036(B)	15	15
6.518%, 01/01/2036(B)	17	18
6.500%, 01/01/2038	18	18
5.500%, 02/01/2035 to 11/01/2053	2,206	2,262
5.000%, 07/01/2047 to 06/01/2054	5,101	5,161
4.500%, 02/01/2035 to 08/01/2058	6,311	6,246
4.000%, 09/01/2038 to 06/01/2057	8,177	7,888
3.500%, 02/01/2036 to 03/01/2057	6,825	6,451
3.000%, 07/01/2035 to 05/01/2052	6,662	6,025
2.500%, 03/01/2035 to 09/01/2061	10,487	9,188
2.000%, 07/01/2031 to 04/01/2052	7,785	6,469
FNMA or FHLMC TBA
5.500%, 01/15/2056	575	583
FNMA TBA
5.000%, 01/15/2056	1,025	1,022
4.500%, 01/15/2056	1,300	1,269
4.000%, 01/15/2056	1,175	1,116
3.500%, 01/15/2056 to 02/15/2056	3,575	3,297
3.000%, 01/15/2056	1,325	1,172
2.500%, 01/15/2056	7,750	6,550
2.000%, 01/15/2056	4,825	3,899
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	201	204
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	60	62
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	104	96
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	126	112
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	53	50
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	112	68
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	199	162
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	77	69
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	819	100
GNMA
5.500%, 02/20/2037 to 05/20/2053	1,656	1,685
5.000%, 12/20/2038 to 11/20/2053	1,769	1,784
4.600%, 09/15/2034	601	601
4.500%, 05/20/2040 to 11/20/2054	2,811	2,770
4.000%, 01/15/2041 to 11/20/2049	1,358	1,308
3.500%, 06/20/2044 to 06/20/2052	2,229	2,052
3.000%, 03/20/2052	77	69
2.500%, 01/20/2051 to 09/20/2051	2,555	2,202
2.000%, 02/20/2052	1,008	835

New Covenant Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
5.500%, 01/01/2038	$325	$328
5.000%, 01/01/2040	1,900	1,896
4.500%, 01/15/2040	875	852
4.000%, 01/01/2040	1,075	1,015
3.500%, 01/15/2041	1,625	1,479
3.000%, 01/15/2056	400	359
2.500%, 01/15/2056	2,525	2,178
GNMA, Ser 108, Cl IO, IO
0.971%, 06/16/2061(B)	3,127	222
GNMA, Ser 113, Cl IO, IO
1.138%, 02/16/2058(B)	3,346	202
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,713	203
GNMA, Ser 2012-34, Cl SA, IO
2.202%, 03/20/2042(B)	12	1
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	34	33
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	167	139
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	159	134
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	137	114

		122,017
Non-Agency Mortgage-Backed Obligations — 7.9%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl A
4.958%, US0001M + 0.880%, 09/15/2034(A)(B)	130	130
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(A)(C)	612	615
ALA Trust 2025-OANA, Ser OANA, Cl A
5.494%, TSFR1M + 1.743%, 06/15/2040(A)(B)	425	427
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	410	367
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(B)	450	442
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	415
BBCMS Mortgage Trust 2024-5C29, Ser 5C29, Cl A3
5.208%, 09/15/2057	854	878
BBCMS Mortgage Trust, Ser 5C25, Cl A3
5.946%, 03/15/2057	759	794
Benchmark 2024-V6 Mortgage Trust, Ser V6, Cl A3
5.926%, 03/15/2057	819	856
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	571
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021- NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	$8	$8
BRAVO Residential Funding Trust, Ser 2022- NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	233	233
BX Commercial Mortgage Trust, Ser XL4, Cl A
5.192%, TSFR1M + 1.442%, 02/15/2039(A)(B)	770	771
BX Trust 2025-VOLT, Ser VOLT, Cl A
5.450%, TSFR1M + 1.700%, 12/15/2044(A)(B)	567	567
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(A)	463	464
BX Trust, Ser VLT4, Cl B
5.691%, TSFR1M + 1.941%, 06/15/2041(A)(B)	250	250
BX Trust, Ser VLT6, Cl A
5.193%, TSFR1M + 1.443%, 03/15/2042(A)(B)	518	517
Chase Home Lending Mortgage Trust 2024- 9, Ser 2024-9, Cl A4
5.500%, 09/25/2055(A)(B)	549	549
Chase Home Lending Mortgage Trust 2025- 5, Ser 2025-5, Cl A4A
5.500%, 04/25/2056(A)(B)	403	405
Chase Home Lending Mortgage Trust Series 2025-12, Ser 2025-12, Cl A4A
5.500%, 09/25/2056(A)(B)	836	840
Chase Home Lending Mortgage Trust, Ser 2024-8, Cl A6A
5.500%, 08/25/2055(A)(B)	174	174
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/2042(A)(B)	450	461
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	124	124
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(A)(C)	63	61
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	396	397
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	111	98
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	680	580
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	70	63
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	296	272

18	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DC Commercial Mortgage Trust, Ser 2023- DC, Cl A
6.314%, 09/12/2040(A)	$410	$422
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	196	185
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	221	188
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	74	65
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.359%, 02/25/2028(B)	316	311
GS Mortgage Securities Trust, Ser GC45, Cl A5
2.911%, 02/13/2053	889	837
GS Mortgage-Backed Securities Trust 2025- PJ4, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(B)	348	350
GS Mortgage-Backed Securities Trust 2025- PJ7, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	453	456
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	79	78
HILT COMMERCIAL MORTGAGE TRUST, Ser ORL, Cl A
5.291%, TSFR1M + 1.541%, 05/15/2037(A)(B)	400	400
Homes Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(A)(C)	378	381
JP Morgan Mortgage Trust Series 2025-11, Ser 2025-11, Cl A4
5.500%, 05/25/2056(A)(B)	856	856
JP Morgan Mortgage Trust, Ser 2025- 5MPR, Cl A1B
5.592%, 11/25/2055(A)(C)	189	189
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.854%, 09/06/2038(A)(B)	510	503
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	36	36
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	196	197
JPMorgan Mortgage Trust, Ser 2025-1, Cl A4A
5.500%, 06/25/2055(A)(B)	407	409
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	91	89
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1, Ser 5C1, Cl A3
5.635%, 03/15/2058	$828	$865
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	190	189
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	310	309
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	315	316
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	208
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	159	155
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	159	155
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	49	48
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	65	59
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	42	38
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(A)(C)	267	266
NYC Trust, Ser 3ELV, Cl A
5.741%, TSFR1M + 1.991%, 08/15/2029(A)(B)	475	476
NYO Commercial Mortgage Trust, Ser 1290, Cl A
4.961%, TSFR1M + 1.209%, 11/15/2038(A)(B)	345	344
OBX 2025-J3 Trust, Ser 2025-J3, Cl A5
5.000%, 10/25/2055(A)(B)	557	556
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	197	163
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	162	135
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	104	86
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	177	153
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	262	238
OBX Trust, Ser 2024-NQM1, Cl A2
5.700%, 12/25/2064(A)(C)	504	508

New Covenant Funds	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(A)(C)	$164	$165
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	146	124
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	108	97
PRPM 2023-RCF2, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(A)(C)	495	491
PRPM 2024-RPL1, Ser 2024-RPL1, Cl A1
4.200%, 12/25/2064(A)(C)	453	449
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	75	77
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	156	153
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	290	284
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	224	226
Sequoia Mortgage Trust, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	257	260
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	400	402
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	305	287
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(A)	510	456
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.746%, US0001M + 1.900%, 05/25/2058(A)(B)	100	100
TRTX, Ser 2025-FL6, Cl A
5.271%, TSFR1M + 1.537%, 09/18/2042(A)(B)	513	514
UBS Commercial Mortgage Trust, Ser C16, Cl ASB
3.460%, 04/15/2052	190	189

		27,822
Total Mortgage-Backed Securities
(Cost $153,504) ($ Thousands)		149,839

U.S. TREASURY OBLIGATIONS — 30.3%
U.S. Treasury Bills
3.635%, 01/15/2026 (D)	9,000	8,988
0.000%, 03/19/2026 (E)	303	301
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2030	992	941
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
4.250%, 11/15/2034	$4,246	$4,291
4.250%, 05/15/2035	3,606	3,636
4.125%, 11/30/2029	745	758
4.000%, 02/28/2030	3,166	3,206
4.000%, 05/31/2030	5,514	5,584
4.000%, 11/15/2035	2,201	2,169
3.875%, 12/31/2032	5,115	5,093
3.875%, 08/15/2034	840	827
3.625%, 08/31/2030	12,397	12,353
3.625%, 12/31/2030	28,635	28,499
3.500%, 10/15/2028	2,891	2,888
3.500%, 12/15/2028	6,068	6,061
3.500%, 11/30/2030	2,551	2,525
3.375%, 12/31/2027	18,525	18,489

Total U.S. Treasury Obligations
(Cost $106,685) ($ Thousands)		106,609

CORPORATE OBLIGATIONS — 19.2%
Communication Services — 1.1%
AT&T
4.700%, 08/15/2030	289	294
4.250%, 03/01/2027	150	150
2.550%, 12/01/2033	472	403
2.300%, 06/01/2027	120	117
Charter Communications Operating
4.400%, 04/01/2033	510	481
3.750%, 02/15/2028	200	197
Meta Platforms
4.875%, 11/15/2035	590	589
T-Mobile USA
3.750%, 04/15/2027	20	20
3.500%, 04/15/2031	180	172
3.375%, 04/15/2029	219	214
2.550%, 02/15/2031	204	186
2.050%, 02/15/2028	20	19
Verizon Communications
2.550%, 03/21/2031	664	607
2.355%, 03/15/2032	546	481
Warnermedia Holdings
4.054%, 03/15/2029	60	58
		3,988
Consumer Discretionary — 1.5%
Amazon.com
3.300%, 04/13/2027	140	140
3.150%, 08/22/2027	470	466
1.200%, 06/03/2027	20	19

20	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	$371	$367
Ferguson Finance
4.500%, 10/24/2028 (A)	459	462
3.250%, 06/02/2030 (A)	851	812
Home Depot
2.500%, 04/15/2027	450	443
Honda Motor
2.534%, 03/10/2027	632	621
Hyatt Hotels
5.050%, 03/30/2028	255	260
LKQ
5.750%, 06/15/2028	682	704
McDonald's MTN
3.800%, 04/01/2028	280	279
3.500%, 07/01/2027	10	10
Starbucks
4.800%, 05/15/2030	420	429
Volkswagen Group of America Finance
5.800%, 03/27/2035 (A)	90	93
5.650%, 03/25/2032 (A)	230	239
		5,344
Consumer Staples — 0.6%
Ashtead Capital
5.800%, 04/15/2034 (A)	700	734
Kenvue
5.350%, 03/22/2026	150	150
Kroger
7.700%, 06/01/2029	565	625
Rentokil Terminix Funding
5.000%, 04/28/2030 (A)	453	461
		1,970
Energy — 0.4%
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	250	268
Energy Transfer
4.950%, 06/15/2028	10	10
Occidental Petroleum
5.679%, 10/10/2036 (E)	1,346	813
Williams
3.750%, 06/15/2027	390	388
		1,479
Financials — 8.0%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,189
2.450%, 10/29/2026	190	187
American Express
5.016%, SOFRRATE + 1.440%, 04/25/2031 (B)	520	536
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.918%, SOFRRATE + 1.220%, 07/20/2033 (B)	$630	$641
Ares Strategic Income Fund
4.850%, 01/15/2029 (A)	346	342
Aviation Capital Group
4.800%, 10/24/2030 (A)	851	851
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (B)	584	607
3.419%, US0003M + 1.040%, 12/20/2028 (B)	234	231
2.651%, SOFRRATE + 1.220%, 03/11/2032 (B)	90	83
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	110	102
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	971	959
Bank of America MTN
4.250%, 10/22/2026	10	10
3.974%, US0003M + 1.210%, 02/07/2030 (B)	80	79
3.593%, US0003M + 1.370%, 07/21/2028 (B)	210	209
3.500%, 04/19/2026	130	130
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	887	937
Blackstone Holdings Finance
1.600%, 03/30/2031 (A)	590	514
Brown & Brown
4.900%, 06/23/2030	676	685
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	446	504
7.149%, SOFRRATE + 2.440%, 10/29/2027 (B)	189	194
5.700%, SOFRRATE + 1.905%, 02/01/2030 (B)	322	335
4.927%, SOFRRATE + 2.057%, 05/10/2028 (B)	30	30
CBRE Services
4.900%, 01/15/2033	529	532
4.800%, 06/15/2030	182	184
Citigroup
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	140	141
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	776	782
4.450%, 09/29/2027	90	91
4.300%, 11/20/2026	40	40
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	50	48
3.668%, US0003M + 1.390%, 07/24/2028 (B)	340	338

New Covenant Funds	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 10/21/2026	$287	$285
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	110	98
Global Atlantic Finance
3.125%, 06/15/2031 (A)	1,026	927
Global Payments
4.500%, 11/15/2028	260	261
Goldman Sachs Group
5.536%, SOFRRATE + 1.380%, 01/28/2036 (B)	35	36
4.223%, US0003M + 1.301%, 05/01/2029 (B)	650	651
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	30	30
3.500%, 11/16/2026	90	90
Golub Capital BDC
7.050%, 12/05/2028	164	173
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (B)	539	582
JPMorgan Chase
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	100	103
4.915%, SOFRRATE + 0.800%, 01/24/2029 (B)	240	244
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	998	1,010
4.452%, US0003M + 1.330%, 12/05/2029 (B)	200	202
4.203%, US0003M + 1.260%, 07/23/2029 (B)	773	776
4.005%, US0003M + 1.120%, 04/23/2029 (B)	100	100
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	190	177
KKR Group Finance VI
3.750%, 07/01/2029 (A)	1,149	1,125
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (B)	865	907
Moody's
2.000%, 08/19/2031	1,000	889
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	230	239
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	1,261	1,298
Morgan Stanley MTN
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	475	461
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	200	188
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (B)	$395	$400
4.204%, SOFRRATE + 0.780%, 11/17/2028 (B)	150	151
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (A)	682	719
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	834	944
SBA Tower Trust
4.831%, 10/15/2029 (A)	445	448
2.593%, 10/15/2031 (A)	996	898
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	520	538
UBS Group
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	575	516
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	100	104
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	60	59
Wells Fargo
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	20	21
3.000%, 10/23/2026	190	188
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	20	21
4.478%, SOFRRATE + 4.032%, 04/04/2031 (B)	220	222
4.300%, 07/22/2027	200	201
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	290	283
		28,076
Health Care — 1.8%
AbbVie
4.800%, 03/15/2027	110	111
2.950%, 11/21/2026	20	20
Ascension Health
4.078%, 11/15/2028	573	575
Centene
2.500%, 03/01/2031	380	328
Cigna Group
5.250%, 01/15/2036	110	112
4.500%, 09/15/2030	110	111
4.375%, 10/15/2028	220	222
1.250%, 03/15/2026	302	300

22	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Health
4.300%, 03/25/2028	$164	$164
1.875%, 02/28/2031	20	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	767	814
5.773%, 01/10/2033 (A)	260	265
Element Fleet Management
4.641%, 11/24/2030 (A)	712	714
Elevance Health
5.000%, 01/15/2036	205	204
4.100%, 05/15/2032	80	78
2.550%, 03/15/2031	1,023	934
Humana
5.750%, 12/01/2028	200	208
3.700%, 03/23/2029	160	157
2.150%, 02/03/2032	30	26
Pfizer
2.625%, 04/01/2030	100	94
Stryker
4.700%, 02/10/2028	420	426
UnitedHealth Group
5.150%, 07/15/2034	50	51
4.000%, 05/15/2029	200	200
3.875%, 12/15/2028	30	30
2.300%, 05/15/2031	20	18
2.000%, 05/15/2030	30	28
1.250%, 01/15/2026	20	20
		6,228
Industrials — 1.1%
Amcor Finance USA
5.625%, 05/26/2033	40	42
Amcor Flexibles North America
5.100%, 03/17/2030	425	436
AptarGroup
4.750%, 03/30/2031	435	438
Carrier Global
2.722%, 02/15/2030	625	589
CRH America Finance
5.500%, 01/09/2035	689	717
John Deere Capital MTN
3.350%, 04/18/2029	934	916
Ryder System MTN
5.250%, 06/01/2028	609	625
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (A)	205	210
		3,973
Information Technology — 1.1%
Apple
2.450%, 08/04/2026	70	70
Dell International
5.000%, 04/01/2030	170	174
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 04/01/2028	$255	$259
Fiserv
5.625%, 08/21/2033	70	72
5.450%, 03/15/2034	290	294
4.550%, 02/15/2031	85	84
Foundry JV Holdco
5.500%, 01/25/2031 (A)	335	346
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	490
Intel
2.000%, 08/12/2031	305	267
NXP BV
5.000%, 01/15/2033	916	931
Oracle
4.650%, 05/06/2030	70	69
3.800%, 11/15/2037	245	198
1.650%, 03/25/2026	130	129
Paychex
5.100%, 04/15/2030	310	319
		3,702
Materials — 0.3%
Rio Tinto Finance USA
4.875%, 03/14/2030	1,055	1,084

Real Estate — 0.7%
American Tower
4.900%, 03/15/2030	175	179
2.900%, 01/15/2030	170	161
American Tower Trust #1
5.490%, 03/15/2028 (A)	554	563
Healthpeak OP
2.125%, 12/01/2028	769	726
Host Hotels & Resorts
5.700%, 06/15/2032	290	303
Lineage OP
5.250%, 07/15/2030 (A)	155	156
WP Carey
4.650%, 07/15/2030	380	383
		2,471
Utilities — 2.6%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (B)	135	135
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (B)	250	248
American Transmission Systems
2.650%, 01/15/2032 (A)	60	54
American Water Capital
2.800%, 05/01/2030	1,203	1,140

New Covenant Funds	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brooklyn Union Gas
3.407%, 03/10/2026 (A)	$400	$399
Commonwealth Edison
3.700%, 08/15/2028	468	466
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	528
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	165	166
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	968
Entergy
5.875%, H15T5Y + 2.179%, 06/15/2056 (B)	205	205
Exelon
5.625%, 06/15/2035	343	358
Florida Power & Light
2.450%, 02/03/2032	544	491
Niagara Mohawk Power
4.647%, 10/03/2030 (A)	180	181
NSTAR Electric
1.950%, 08/15/2031	1,000	881
Oncor Electric Delivery
4.150%, 06/01/2032	300	294
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	533	532
3.594%, 06/01/2030	473	468
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (B)	425	419
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	340	349
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (B)	260	262
Wisconsin Electric Power
4.600%, 10/01/2034	588	583
		9,127

Total Corporate Obligations
(Cost $67,627) ($ Thousands)		67,442

ASSET-BACKED SECURITIES — 9.6%
Automobile — 0.2%
Enterprise Fleet Financing 2025-4, Ser 2025-4, Cl A3
4.110%, 12/20/2029 (A)	534	536
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.1%
ABFC 2006-OPT1 Trust, Ser 2006-OPT1, Cl A3D
4.326%, TSFR1M + 0.594%, 09/25/2036 (B)	$308	$304
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (A)	50	46
		350
Other Asset-Backed Securities — 9.3%

Aimco CLO 11, Ser 2024-11A, Cl A1R2
5.222%, TSFR3M + 1.340%, 07/17/2037 (A)(B)	553	554
Aligned Data Centers Issuer, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (A)	260	255
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (A)	345	345
ALLO Issuer, Ser 2023-1A, Cl A2
6.200%, 06/20/2053 (A)	275	278
AMMC CLO 24, Ser 2024-24A, Cl AR
5.084%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	500	500
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (A)	960	953
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (A)(C)	600	597
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
5.298%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	285
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.960%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	425	425
Barings CLO, Ser 2019-III, Cl A1RR
5.024%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	450	449
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (A)	415	408
CIFC Funding 2014-IV-R, Ser 2025-4RA, Cl A1A2
4.872%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	284	284
CIFC Funding, Ser 2016-1, Cl AR3
4.870%, TSFR3M + 1.000%, 10/21/2031 (A)(B)	376	376
CIFC Funding, Ser 2024-3A, Cl A
5.484%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	1,043	1,043
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/2045 (A)	345	326

24	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CLI Funding VI, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (A)	$110	$104
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (A)	260	262
Clover CLO, Ser 2021-3, Cl AR
4.928%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	450	450
Consolidated Communications, Ser 2025- 1A, Cl A2
6.000%, 05/20/2055 (A)	155	159
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (A)	1,007	953
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.005%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	400	400
Elmwood CLO 22, Ser 2025-1A, Cl AR
5.082%, TSFR3M + 1.200%, 04/17/2038 (A)(B)	355	355
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (A)	686	674
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (A)	414	406
Flatiron CLO 26, Ser 2024-4A, Cl A
5.235%, TSFR3M + 1.330%, 01/15/2038 (A)(B)	525	525
Flatiron RR CLO 22, Ser 2025-2A, Cl AR
4.815%, TSFR3M + 0.910%, 10/15/2034 (A)(B)	693	689
Goldentree Loan Management US Clo 11, Ser 2024-11A, Cl AR
4.964%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	415	415
Home Partners of America Trust, Ser 2022- 1, Cl A
3.930%, 04/17/2039 (A)	244	243
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (A)	335	328
HPS Loan Management 2021-16, Ser 2025- 16A, Cl A1R
4.970%, TSFR3M + 1.110%, 01/23/2035 (A)(B)	400	400
LCM 29, Ser 2021-29A, Cl AR
5.236%, TSFR3M + 1.332%, 04/15/2031 (A)(B)	158	158
LCM 37, Ser 2024-37A, Cl A1R
4.965%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	412	411
LCM 39, Ser 2024-39A, Cl A2R
5.505%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	488	487
OCP CLO 2015-10, Ser 2024-10A, Cl AR3
5.168%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	880	881
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 40, Ser 2025- 1A, Cl BRR
5.434%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	$470	$470
Palmer Square CLO 2022-2, Ser 2024-2A, Cl AR
5.254%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	524
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (A)	536	542
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (A)	950	934
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (A)	487	481
Rockford Tower CLO 2020-1, Ser 2025-1A, Cl A1RR
4.974%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	475	474
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	1,518	1,496
SBA Small Business Investment, Ser 2023- 10A, Cl 1
5.168%, 03/10/2033	778	794
SBA Small Business Investment, Ser 2024- 10A, Cl 1
5.035%, 03/10/2034	827	837
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.034%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	400	400
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (A)	704	719
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	583	543
Textainer Marine Containers VII, Ser 2020- 2A, Cl A
2.100%, 09/20/2045 (A)	243	231
Textainer Marine Containers VII, Ser 2020- 3A, Cl A
2.110%, 09/20/2045 (A)	261	250
Tricon American Homes Trust, Ser 2019- SFR1, Cl A
2.750%, 03/17/2038 (A)	267	266
Tricon Residential 2025-SFR2 Trust, Ser 2025-SFR2, Cl A
5.200%, 08/17/2044 (A)	485	489
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (A)	848	837
Trinity Rail Leasing 2019-1, Ser 2019-1A, Cl A
3.820%, 04/17/2049 (A)	371	370

New Covenant Funds	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	$64	$63
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	62	62
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	39	37
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	198	192
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	289	276
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	273	260
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	147	139
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	194	183
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	780	742
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	543	522
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	801	769
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	411	389
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	755	765
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	772	784
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (A)	892	895
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	590	550
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (A)	253	226
		32,889
Total Asset-Backed Securities
(Cost $33,944) ($ Thousands)		33,775
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 1.2%
California — 0.2%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	$575	$571

Georgia — 0.1%
Georgia State, Higher Education Facilities Authority, RB
4.863%, 01/01/2034	315	317

Illinois — 0.2%
Illinois State, Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
4.617%, 04/01/2027	580	587

Iowa — 0.0%
Iowa State, Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	166

Massachusetts — 0.2%
Massachusetts State, Educational Financing Authority, RB
5.520%, 07/01/2035	845	854

New Hampshire — 0.3%
New Hampshire State, Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,090	1,097

South Carolina — 0.1%
South Carolina State, Student Loan, Ser A, RB
5.129%, 12/01/2036	530	530

Virginia — 0.1%
Virginia State, Housing Development Authority, Ser S, RB
4.492%, 01/01/2027	270	272

Total Municipal Bonds
(Cost $4,371) ($ Thousands)		4,394

SOVEREIGN DEBT — 0.3%

Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,012

Total Sovereign Debt

(Cost $1,013) ($ Thousands)		1,012

26	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	17,517,491	$17,517
Total Cash Equivalent
(Cost $17,517) ($ Thousands)		17,517
Total Investments in Securities — 108.2%
(Cost $384,661) ($ Thousands)		$380,588

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	211	Mar-2026	$44,020	$44,055	$35

Short Contracts
U.S. Ultra Long Treasury Bond	(22)	Mar-2026	$(2,636)	$(2,596)	$40
Ultra 10-Year U.S. Treasury Note	(40)	Mar-2026	(4,611)	(4,601)	10
			(7,247)	(7,197)	50
			$36,773	$36,858	$85

Percentages are based on Net Assets of $351,772 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $60,962 ($ Thousands), representing 17.3% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Zero coupon security.

The following is a summary of the level of inputs used as of December 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	149,839	–	149,839
U.S. Treasury Obligations	–	106,609	–	106,609
Corporate Obligations	–	67,442	–	67,442
Asset-Backed Securities	–	33,775	–	33,775
Municipal Bonds	–	4,394	–	4,394
Sovereign Debt	–	1,012	–	1,012
Cash Equivalent	17,517	–	–	17,517
Total Investments in Securities	17,517	363,071	–	380,588

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	85	–	–	85
Total Other Financial Instruments	85	–	–	85

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,663	$356,711	$(367,857)	$—	$—	$17,517	$431	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.3%
Equity Fund — 60.4%
New Covenant Growth Fund†	3,313,276	$222,188

Total Equity Fund
(Cost $95,043) ($ Thousands)		222,188
Fixed Income Fund — 38.9%
New Covenant Income Fund†	6,675,029	143,313

Total Fixed Income Fund
(Cost $148,461) ($ Thousands)		143,313
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	1,731,939	$1,732
Total Cash Equivalent
(Cost $1,732) ($ Thousands)		1,732
Total Investments in Securities — 99.8%
(Cost $245,236) ($ Thousands)		$367,233

Percentages are based on Net Assets of $367,982 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security (see Note 3).

As of December 31, 2025, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2025	Income	Capital Gains
New Covenant Income Fund	$135,920	$5,592	$—	$—	$1,801	$143,313	$2,266	$—
New Covenant Growth Fund	218,600	18,639	(18,084)	6,230	(3,197)	222,188	1,600	17,994
SEI Daily Income Trust, Government Fund, Institutional Class	3,391	16,688	(18,347)	—	—	1,732	59	—
Totals	$357,911	$40,919	$(36,431)	$6,230	$(1,396)	$367,233	$3,925	$17,994

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Fixed Income Fund — 63.9%
New Covenant Income Fund†	2,351,923	$50,496

Total Fixed Income Fund
(Cost $53,148) ($ Thousands)		50,496
Equity Fund — 35.1%
New Covenant Growth Fund†	413,817	27,750

Total Equity Fund
(Cost $10,143) ($ Thousands)		27,750
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	655,041	$655
Total Cash Equivalent
(Cost $655) ($ Thousands)		655
Total Investments in Securities — 99.8%
(Cost $63,946) ($ Thousands)		$78,901

Percentages are based on Net Assets of $79,079 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security (see Note 3).

As of December 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 6/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2025	Income	Capital Gains
New Covenant Income Fund	$48,492	$1,749	$(389)	$(35)	$679	$50,496	$808	$—
New Covenant Growth Fund	27,704	2,362	(2,732)	1,085	(669)	27,750	202	2,280
SEI Daily Income Trust, Government Fund, Institutional Class	456	4,169	(3,970)	—	—	655	14	—
Totals	$76,652	$8,280	$(7,091)	$1,050	$10	$78,901	$1,024	$2,280

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	29

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0012M — United States 12-Month LIBOR Rate

30	New Covenant Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ THOUSANDS)

December 31, 2025

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Assets:
Investments, at value†	$550,005	$363,071	$—	$—
Affiliated investments, at value††	3,861	17,517	367,233	78,901
Cash and cash equivalents	2,210	—	410	51
Dividends and interest receivable	302	1,798	392	138
Cash pledged as collateral for futures contracts	286	411	—	—
Foreign tax reclaim receivable	85	34	—	—
Receivable for fund shares sold	49	35	26	2
Receivable for investment securities sold	—	3,878	—	—
Receivable for variation margin on futures contracts	—	16	—	—
Prepaid expenses	22	14	15	3
Total Assets	556,820	386,774	368,076	79,095
Liabilities:
Payable for fund shares redeemed	132	81	27	—
Investment advisory fees payable	115	83	—	—
Administration fees payable	85	40	24	7
Social witness and licensing fees payable	72	43	—	—
Shareholder servicing fees payable	47	30	—	—
Payable for variation margin on futures contracts	33	15	—	—
Chief compliance officer fees payable	1	1	1	—
Payable for investment securities purchased	—	33,618	—	—
Income distribution payable	—	868	—	—
Payable to custodian	—	147	—	—
Accrued expense payable	68	76	42	9
Total Liabilities	553	35,002	94	16
Net Assets	$556,267	$351,772	$367,982	$79,079
† Cost of investments	$194,030	$367,144	$—	$—
†† Cost of affiliated investments	3,861	17,517	245,236	63,946
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$193,777	$390,288	$236,465	$63,827
Total distributable earnings/(loss)	362,490	(38,516)	131,517	15,252
Net Assets	$556,267	$351,772	$367,982	$79,079
Net Asset Value, Offering and Redemption Price Per Share	$67.06	$21.47	$124.99	$23.14
	($556,266,589 ÷ 8,295,668 shares)	($351,772,236 ÷ 16,387,701 shares)	($367,981,742 ÷ 2,944,024 shares)	($79,079,184 ÷ 3,417,142 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	31

STATEMENTS OF OPERATIONS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2025

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$3,255	$—	$—	$—
Dividend income from affiliated registered investment company	85	431	3,925	1,024
Interest income	40	6,589	—	—
Total Investment Income	3,380	7,020	3,925	1,024
Expenses:
Investment advisory fees	1,313	726	—	—
Administration fees	559	346	278	60
Social witness and licensing fees	419	259	—	—
Shareholder servicing fees	279	173	—	—
Trustees’ fees	10	6	6	2
Chief compliance officer fees	2	1	1	—
Transfer agent fees	55	35	36	8
Professional fees	30	18	20	4
Printing fees	23	14	15	3
Registration fees	19	13	13	3
Custodian fees	4	13	12	3
Proxy Fees	1	1	1	—
Other expenses	26	69	6	1
Total Expenses	2,740	1,674	388	84
Less:
Waiver of investment advisory fees	(667)	(248)	—	—
Waiver of administration fees	(58)	(123)	(141)	(23)
Net Expenses	2,015	1,303	247	61
Net Investment Income	1,365	5,717	3,678	963
Net Realized Gain (Loss) on:
Investments	18,978	1,214	—	—
Affiliated investments	—	—	6,230	1,050
Capital gain distributions received from affiliated investment	—	—	17,994	2,280
Futures contracts	487	(138)	—	—
Net Realized Gain	19,465	1,076	24,224	3,330
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	34,791	3,049	—	—
Affiliated investments	—	—	(1,396)	10
Futures contracts	(169)	51	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	1	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	34,623	3,100	(1,396)	10
Net Realized and Unrealized Gain	54,088	4,176	22,828	3,340
Net Increase in Net Assets Resulting from Operations	$55,453	$9,893	$26,506	$4,303

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2025 (Unaudited) and the year ended June 30, 2025

	Growth Fund		Income Fund
	07/01/25 to 12/31/25	07/01/24 to 06/30/25	07/01/25 to 12/31/25	07/01/24 to 06/30/25
Operations:
Net investment income	$1,365	$3,219	$5,717	$11,105
Net realized gain (loss)	19,465	57,784	1,076	(9,470)
Net change in unrealized appreciation	34,623	8,653	3,100	18,776
Net increase in net assets resulting from operations	55,453	69,656	9,893	20,411
Distributions:
Total distributions	(49,201)	(51,447)	(5,597)	(11,096)
Capital Share Transactions:
Proceeds from shares issued	2,526	23,464	19,171	29,824
Reinvestment of dividends & distributions	45,843	46,935	452	926
Cost of shares redeemed	(32,914)	(103,658)	(7,410)	(50,101)
Increase (decrease) in net assets derived from capital share transactions	15,455	(33,269)	12,213	(19,351)
Net increase (decrease) in net assets	21,707	(15,060)	16,509	(10,036)
Net Assets:
Beginning of Period	534,560	549,620	335,263	345,299
End of Period	$556,267	$534,560	$351,772	$335,263
Share Transactions:
Shares issued	36	361	896	1,422
Shares issued in lieu of dividends and distributions	693	715	21	44
Shares redeemed	(463)	(1,576)	(346)	(2,399)
Increase (decrease) in net assets derived from share transactions	266	(500)	570	(933)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	33

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) ($ THOUSANDS) (Concluded)

For the period ended December 31, 2025 (Unaudited) and the year ended June 30, 2025

	Balanced Growth Fund		Balanced Income Fund
	07/01/25 to	07/01/24 to	07/01/25 to	07/01/24 to
	12/31/25	06/30/25	12/31/25	06/30/25
Operations:
Net investment income	$3,678	$5,551	$963	$1,666
Net realized gain	24,224	26,336	3,330	3,199
Net change in unrealized appreciation (depreciation)	(1,396)	4,352	10	1,618
Net increase in net assets resulting from operations	26,506	36,239	4,303	6,483
Distributions:
Total distributions	(28,976)	(25,684)	(4,285)	(3,905)
Capital Share Transactions:
Proceeds from shares issued	5,784	11,086	2,333	2,071
Reinvestment of dividends & distributions	27,439	23,829	3,625	3,195
Cost of shares redeemed	(20,900)	(41,663)	(3,656)	(6,546)
Increase (decrease) in net assets derived from capital share transactions	12,323	(6,748)	2,302	(1,280)
Net increase in net assets	9,853	3,807	2,320	1,298
Net Assets:
Beginning of Period	358,129	354,322	76,759	75,461
End of Period	$367,982	$358,129	$79,079	$76,759
Share Transactions:
Shares issued	44	90	99	92
Shares issued in lieu of dividends and distributions	219	197	156	143
Shares redeemed	(159)	(336)	(155)	(288)
Increase (decrease) in net assets derived from share transactions	104	(49)	100	(53)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2025 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Growth Fund
	2025@	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$66.57	$64.43	$56.45	$48.45	$59.51	$43.44
Investment Activities:
Net investment income(1)	0.17	0.40	0.48	0.48	0.37	0.36
Net realized and unrealized gains (losses) on securities(1)	6.76	8.15	11.36	8.50	(7.95)	17.75
Total from investment activities	6.93	8.55	11.84	8.98	(7.58)	18.11
Dividends and Distributions from:
Net investment income	(0.29)	(0.43)	(0.46)	(0.44)	(0.35)	(0.40)
Net realized gains	(6.15)	(5.98)	(3.40)	(0.54)	(3.13)	(1.64)
Total dividends and distributions	(6.44)	(6.41)	(3.86)	(0.98)	(3.48)	(2.04)
Net Asset Value, End of Period	$67.06	$66.57	$64.43	$56.45	$48.45	$59.51
Total Return†	10.58%	13.48%	21.98%	18.83%	(13.92)%	42.58%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$556,267	$534,560	$549,620	$540,035	$497,155	$582,628
Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets, excluding waivers	0.98%	0.98%	0.98%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets	0.49%	0.61%	0.83%	0.94%	0.64%	0.69%
Portfolio turnover rate	2%	5%	3%	7%	5%	4%

@	For the six month period ended December 31, 2025. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements

New Covenant Funds	35

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2025 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Income Fund
	2025@	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.20	$20.61	$20.57	$21.26	$23.89	$24.32
Investment Activities:
Net investment income(1)	0.36	0.68	0.63	0.50	0.27	0.30
Net realized and unrealized gains (losses) on securities (1)	0.26	0.59	0.04	(0.67)	(2.48)	(0.02)
Total from investment activities	0.62	1.27	0.67	(0.17)	(2.21)	0.28
Dividends and Distributions from:
Net investment income	(0.35)	(0.68)	(0.63)	(0.52)	(0.37)	(0.43)
Net realized gains	–	–	–	–	(0.05)	(0.28)
Total dividends and distributions	(0.35)	(0.68)	(0.63)	(0.52)	(0.42)	(0.71)
Net Asset Value, End of Period	$21.47	$21.20	$20.61	$20.57	$21.26	$23.89
Total Return†	2.94%	6.25%	3.33%	(0.78)%	(9.34)%	1.13%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$351,772	$335,263	$345,299	$348,025	$381,262	$409,969
Ratio of net expenses to average net assets	0.75%	0.75%	0.77%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.97%	0.96%	0.98%	0.97%	0.96%	0.96%
Ratio of net investment income to average net assets	3.31%	3.25%	3.08%	2.41%	1.18%	1.22%
Portfolio turnover rate	184%	356%	83%	106%	97%	112%

@	For the six month period ended December 31, 2025. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2025 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Growth Fund
	2025@	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$126.11	$122.64	$109.90	$103.68	$122.54	$104.95
Investment Activities:
Net investment income(1)	1.31	1.94	1.57	1.46	1.01	1.18
Net realized and unrealized gains (losses) on securities (1)	8.06	10.71	13.85	9.37	(14.80)	23.76
Total from investment activities	9.37	12.65	15.42	10.83	(13.79)	24.94
Dividends and Distributions from:
Net investment income	(1.38)	(1.99)	(1.71)	(1.30)	(1.43)	(2.03)
Net realized gains	(9.11)	(7.19)	(0.97)	(3.31)	(3.64)	(5.32)
Total dividends and distributions	(10.49)	(9.18)	(2.68)	(4.61)	(5.07)	(7.35)
Net Asset Value, End of Period	$124.99	$126.11	$122.64	$109.90	$103.68	$122.54
Total Return†	7.50%	10.75%	14.26%	10.83%	(11.85)%	24.50%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$367,982	$358,129	$354,322	$335,791	$326,365	$373,014
Ratio of net expenses to average net assets††	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.21%	0.21%	0.20%	0.20%	0.21%
Ratio of net investment income to average net assets	1.99%	1.56%	1.38%	1.39%	0.85%	1.02%
Portfolio turnover rate	5%	8%	6%	8%	14%	11%

@	For the six month period ended December 31, 2025. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	37

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2025 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Income Fund
	2025@	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.14	$22.39	$20.88	$20.37	$23.84	$22.01
Investment Activities:
Net investment income(1)	0.29	0.50	0.43	0.36	0.25	0.29
Net realized and unrealized gains (losses) on securities (1)	1.00	1.43	1.52	0.79	(2.67)	2.76
Total from investment activities	1.29	1.93	1.95	1.15	(2.42)	3.05
Dividends and Distributions from:
Net investment income	(0.40)	(0.50)	(0.44)	(0.35)	(0.30)	(0.49)
Net realized gains	(0.89)	(0.68)	–	(0.29)	(0.75)	(0.73)
Total dividends and distributions	(1.29)	(1.18)	(0.44)	(0.64)	(1.05)	(1.22)
Net Asset Value, End of Period	$23.14	$23.14	$22.39	$20.88	$20.37	$23.84
Total Return†	5.64%	8.88%	9.49%	5.84%	(10.70)%	14.24%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$79,079	$76,759	$75,461	$77,879	$93,588	$88,497
Ratio of net expenses to average net assets††	0.15%	0.15%	0.16%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.21%	0.21%	0.20%	0.20%	0.21%
Ratio of net investment income to average net assets	2.42%	2.19%	2.02%	1.78%	1.09%	1.25%
Portfolio turnover rate	4%	7%	3%	5%	11%	15%

@	For the six month period ended December 31, 2025. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	New Covenant Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (“SIMC” or the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

New Covenant Funds	39

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Procedures until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

40	New Covenant Funds

The Growth Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

New Covenant Funds	41

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2025, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

42	New Covenant Funds

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

New Covenant Funds	43

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly by the Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

44	New Covenant Funds

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the Adviser. Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee for the Growth Fund for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Funds’ Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of the Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research + Management and Metropolitan West Asset Management, LLC.

The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser.

The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fees	Voluntary Expense Limitation(1)
Growth Fund	0.47%	0.72%
Income Fund	0.42%	0.75%
Balanced Growth Fund	—	0.21%
Balanced Income Fund	—	0.21%

(1)	Represents a voluntary cap that may be discontinued by the Adviser at any time.

Growth Fund	First $2.5 Billion	Next $500 Million	Over $3 Billion
	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

New Covenant Funds	45

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2025, the Trust did not participate in interfund lending.

46	New Covenant Funds

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $286 and $411 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2025.

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments located on the Statements of Assets and Liabilities as of December 31, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Growth Fund
Equity Contracts	Unrealized appreciation on futures contracts	$6	*	Unrealized depreciation on futures contracts	$13	*
Total derivatives not accounted for as hedging instruments		$6			$13
Income Fund
Interest Rate Contracts	Unrealized appreciation on futures contracts	$85	*	Unrealized depreciation on futures contracts	—	*
Total derivatives not accounted for as hedging instruments		$85			$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

New Covenant Funds	47

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$487	$—	$—	$487
Income Fund
Interest Rate Contracts	$—	$—	$(138)	$—	$—	$(138)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$(169)	$—	$—	$(169)
Income Fund
Interest Rate Contracts	$—	$—	$51	$—	$—	$51

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts (if applicable) activity during the period ended December 31, 2025 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$3,160	$—
Interest Rate Contracts
Average Notional Balance Long	—	46,953
Average Notional Balance Short	—	7,582

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$11,313	$11,313
Sales	—	42,725	42,725
Income Fund
Purchases	616,486	16,628	633,114
Sales	600,836	19,885	620,721
Balanced Growth Fund
Purchases	—	24,230	24,230
Sales	—	18,083	18,083
Balanced Income Fund
Purchases	—	4,111	4,111
Sales	—	3,120	3,120

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

48	New Covenant Funds

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of capital gain distribution on REITs and RICs, reversal of former passive foreign investment company mark-to-market, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of June 30, 2025.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2025	$4,221	$47,226	$51,447
	2024	4,259	29,780	34,039
Income Fund	2025	11,096	—	11,096
	2024	10,399	—	10,399
Balanced Growth Fund	2025	6,449	19,235	25,684
	2024	5,294	2,621	7,915
Balanced Income Fund	2025	1,670	2,235	3,905
	2024	1,550	—	1,550

As of June 30, 2025, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$1,251	$34,999	$—	$—	$319,985	$3	$356,238
Income Fund	953	—	(34,863)	—	(7,314)	(1,588)	(42,812)
Balanced Growth Fund	1,064	21,200	—	—	111,724	(1)	133,987
Balanced Income Fund	386	2,143	—	—	12,704	1	15,234

For Federal income tax purposes, the cost of securities owned at June 30, 2025, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial ,reporting purposes. These differences are primarily due to wash sales, investments in passive foreign investment companies, outstanding basis adjustment on security and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Income Fund	$7,889	$26,974	$34,863

During the year ended June 30, 2025, the Income Fund utilized capital loss carryforward to offset capital gains of $97 ($ Thousands).

New Covenant Funds	49

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2025 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$197,891	$370,600	$(14,625)	$355,975
Income Fund	384,661	3,019	(7,092)	(4,073)
Balanced Growth Fund	245,236	127,145	(5,148)	121,997
Balanced Income Fund	63,946	17,607	(2,652)	14,955

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of a Balanced Fund’s assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Funds’ use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the Funds' total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds management or performance. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. The Funds' use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

50	New Covenant Funds

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movement due to changing interest rates.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

New Covenant Funds	51

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2025

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

52	New Covenant Funds

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2025, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

		% of Ownership
	# of Shareholders	Affiliated	Non-Affiliated
Growth Fund	2	40%	26%
Income Fund	3	55%	31%
Balanced Growth Fund	0	0%	0%
Balanced Income Fund	0	0%	0%

9. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

New Covenant Funds	53

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

54	New Covenant Funds

Certain Sub-Advisory Agreements were renewed at meetings of the Board held during the first half of the Trust’s fiscal year on September 15-17, 2025 and December 8-10, 2025. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services.

The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Sub-Advisory Agreements.

Performance.

The Trustees were provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contribution thereto, over various time periods. The Trustees also considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the renewal of each Sub-Advisory Agreement.

Fees.

With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability.

With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported the renewal of the Sub-Advisory Agreements.

Economies of Scale.

The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Funds as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

New Covenant Funds	55

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Concluded)

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

56	New Covenant Funds

NEW COVENANT FUNDS SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION DECEMBER 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

James B. Taylor

Susan C. Cote

Christine Reynolds

Thomas Melendez

Eli Powell Niepoky

Kimberly Walker

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Funds

877-835-4531

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

NF-SEMI (12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable for semi-annual report.

(a)(5) Not applicable for semi-annual report.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By		/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By		/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date:	March 6, 2026

By		/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date:	March 6, 2026